Shareholder Report	12 Months Ended
Sep. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Perpetual Americas Funds Trust
Entity Central Index Key	0001830437
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2025
C000224745 [Member]
Shareholder Report [Line Items]
Fund Name	JOHCM Emerging Markets Opportunities Fund
Class Name	Investor Shares
Trading Symbol	JOEAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JOHCM Emerging Markets Opportunities Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at connect.rightprospectus.com/JOHCM/. You can also request this information by contacting us at 866-260-9549 (toll free) or 312-557-5913.
Additional Information Phone Number	866-260-9549 (toll free) or 312-557-5913
Additional Information Website	connect.rightprospectus.com/JOHCM/
Expenses [Text Block]
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JOHCM Emerging Markets Opportunities Fund (Investor Shares)	$140	1.28%

Expenses Paid, Amount	$ 140
Expense Ratio, Percent	1.28%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Investor Class of shares of the Fund returned 19.46% for the twelve-month period ended September 30, 2025. The Fund outperformed its benchmark, the MSCI Emerging Markets Index, which returned 17.32% during that period.
TOP PERFORMANCE CONTRIBUTORS
India | Indian equities underperformed in the benchmark index, returning -13.2%, as high valuations combined with slower earnings growth. The Fund had a positive contribution to performance from being underweight India, and in addition had a positive contribution from Indian stock selection. HDFC Bank was particularly noteworthy, providing relative performance of +0.47% in the Fund's portfolio, as investors warmed to its prospects relative to other large banks.
United Arab Emirates (UAE) | An economic upswing, driven by recoveries in real estate and travel and tourism, saw UAE outperform in the benchmark index, returning +34.0%. The Fund benefited both from being overweight and from positive stock selection, with the largest UAE holding, Emaar Properties PJSC, providing relative performance of +2.04% in the Fund's portfolio.
Korea | Strength in selected technology sub-sectors, and an improved outlook for reform and corporate governance following a change in government, led to Korean equities outperforming in the benchmark index, with Korea returning +26.8%. The Fund was negatively impacted due to its underweighting in the period, but Korean stock selection was notably strong, particularly from potential reform beneficiaries.
TOP PERFORMANCE DETRACTORS
China | China was a detractor from overall relative performance. In the benchmark index, China returned 30.8%; however, the Fund’s slight underweight position and stock selection within China proved a drag on performance. Although the Fund’s relative performance benefited from Tencent Holdings Ltd., +1.78% in the period, the relative performance of Meituan (held, -1.72% return) and Alibaba Group (not held, -1.79%) were negative contributors. In addition, the Fund held a position in off-index Hong Kong Exchanges & Clearing Ltd., which was a positive contributor and provided relative performance of +1.43%.
Indonesia | Weak economic growth and economic policy concerns saw Indonesia underperform, with Indonesia returning -21.6% in the benchmark index. The Fund held an overweight position which was a negative contributor to relative performance. In addition, some of the Indonesian stocks held are in sectors that are typically more cyclical, such as banking, and these provided relative underperformance, with Bank Mandiri Persero returning -1.28% in the Fund's portfolio and Bank Rakyat Indonesia Persero returning -0.61% in the Fund's portfolio.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance; past performance does not guarantee future results.
Line Graph [Table Text Block]	Fund Performance The following graph and chart show the change in value of a hypothetical $10,000 investment in Investor Class shares of the Fund during the stated time period. GROWTH OF $10,000
Average Annual Return [Table Text Block]
Average Annual Total Returns	1 year	5 year	10 year
JOHCM Emerging Markets Opportunities Fund (Investor Shares/JOEAX)	19.46%	8.26%	7.72%
MSCI Emerging Markets Index Net (USD)	17.32%	7.02%	7.99%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit johcm.com/en-us/funds/johcm-emerging-markets-opportunities-fund/#performance for the most recent performance information.
Net Assets	$ 1,336,320,082
Holdings Count | Holding	57
Advisory Fees Paid, Amount	$ 10,504,335
Investment Company Portfolio Turnover	14.12%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$1,336,320,082
Total number of portfolio holdings	57
Total advisory fees paid	$10,504,335
Portfolio turnover rate as of the end of the reporting period	14.12%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, excluding short-term investments, represented as a percentage of the total net assets of the Fund.

TOP TEN HOLDINGS

Taiwan Semiconductor Manufacturing Co. Ltd.	9.8%
Tencent Holdings Ltd.	9.0%
Hong Kong Exchanges & Clearing Ltd.	4.4%
Trip.com Group Ltd.	3.9%
Barrick Mining Corp.	3.4%
Anglogold Ashanti PLC	3.3%
Emaar Properties PJSC	3.1%
Itau Unibanco Holding S.A. - ADR	3.1%
Cemex S.A.B. de C.V. - ADR	2.6%
Aldar Properties PJSC	2.6%

SECTOR ALLOCATION

GEOGRAPHICAL ALLOCATION

Largest Holdings [Text Block]

TOP TEN HOLDINGS

Taiwan Semiconductor Manufacturing Co. Ltd.	9.8%
Tencent Holdings Ltd.	9.0%
Hong Kong Exchanges & Clearing Ltd.	4.4%
Trip.com Group Ltd.	3.9%
Barrick Mining Corp.	3.4%
Anglogold Ashanti PLC	3.3%
Emaar Properties PJSC	3.1%
Itau Unibanco Holding S.A. - ADR	3.1%
Cemex S.A.B. de C.V. - ADR	2.6%
Aldar Properties PJSC	2.6%

C000224744 [Member]
Shareholder Report [Line Items]
Fund Name	JOHCM Emerging Markets Opportunities Fund
Class Name	Institutional Shares
Trading Symbol	JOEMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JOHCM Emerging Markets Opportunities Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at connect.rightprospectus.com/JOHCM/. You can also request this information by contacting us at 866-260-9549 (toll free) or 312-557-5913.
Additional Information Phone Number	866-260-9549 (toll free) or 312-557-5913
Additional Information Website	connect.rightprospectus.com/JOHCM/
Expenses [Text Block]
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JOHCM Emerging Markets Opportunities Fund (Institutional Shares)	$114	1.04%

Expenses Paid, Amount	$ 114
Expense Ratio, Percent	1.04%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Institutional Class of shares of the Fund returned 19.71% for the twelve-month period ended September 30, 2025. The Fund outperformed its benchmark, the MSCI Emerging Markets Index, which returned 17.32% during that period.
TOP PERFORMANCE CONTRIBUTORS
India | Indian equities underperformed in the benchmark index, returning -13.2%, as high valuations combined with slower earnings growth. The Fund had a positive contribution to performance from being underweight India, and in addition had a positive contribution from Indian stock selection. HDFC Bank was particularly noteworthy, providing relative performance of +0.47% in the Fund's portfolio, as investors warmed to its prospects relative to other large banks.
United Arab Emirates (UAE) | An economic upswing, driven by recoveries in real estate and travel and tourism, saw UAE outperform in the benchmark index, returning +34.0%. The Fund benefited both from being overweight and from positive stock selection, with the largest UAE holding, Emaar Properties PJSC, providing relative performance of +2.04% in the Fund's portfolio.
Korea | Strength in selected technology sub-sectors, and an improved outlook for reform and corporate governance following a change in government, led to Korean equities outperforming in the benchmark index, with Korea returning +26.8%. The Fund was negatively impacted due to its underweighting in the period, but Korean stock selection was notably strong, particularly from potential reform beneficiaries.
TOP PERFORMANCE DETRACTORS
China | China was a detractor from overall relative performance. In the benchmark index, China returned 30.8%; however, the Fund’s slight underweight position and stock selection within China proved a drag on performance. Although the Fund’s relative performance benefited from Tencent Holdings Ltd., +1.78% in the period, the relative performance of Meituan (held, -1.72% return) and Alibaba Group (not held, -1.79%) were negative contributors. In addition, the Fund held a position in off-index Hong Kong Exchanges & Clearing Ltd., which was a positive contributor and provided relative performance of +1.43%.
Indonesia | Weak economic growth and economic policy concerns saw Indonesia underperform, with Indonesia returning -21.6% in the benchmark index. The Fund held an overweight position which was a negative contributor to relative performance. In addition, some of the Indonesian stocks held are in sectors that are typically more cyclical, such as banking, and these provided relative underperformance, with Bank Mandiri Persero returning -1.28% in the Fund's portfolio and Bank Rakyat Indonesia Persero returning -0.61% in the Fund's portfolio.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance; past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart show the change in value of a hypothetical $100,000 investment in Institutional Class shares of the Fund during the stated time period.
GROWTH OF $100,000

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 year	5 year	10 year
JOHCM Emerging Markets Opportunities Fund (Institutional Shares/JOEMX)	19.71%	8.51%	7.97%
MSCI Emerging Markets Index Net (USD)	17.32%	7.02%	7.99%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit johcm.com/en-us/funds/johcm-emerging-markets-opportunities-fund/#performance for the most recent performance information.
Net Assets	$ 1,336,320,082
Holdings Count | Holding	57
Advisory Fees Paid, Amount	$ 10,504,335
Investment Company Portfolio Turnover	14.12%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$1,336,320,082
Total number of portfolio holdings	57
Total advisory fees paid	$10,504,335
Portfolio turnover rate as of the end of the reporting period	14.12%

Holdings [Text Block]

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund, excluding short-term investments, represented as a percentage of the total net assets of the Fund.

TOP TEN HOLDINGS

Taiwan Semiconductor Manufacturing Co. Ltd.	9.8%
Tencent Holdings Ltd.	9.0%
Hong Kong Exchanges & Clearing Ltd.	4.4%
Trip.com Group Ltd.	3.9%
Barrick Mining Corp.	3.4%
Anglogold Ashanti PLC	3.3%
Emaar Properties PJSC	3.1%
Itau Unibanco Holding S.A. - ADR	3.1%
Cemex S.A.B. de C.V. - ADR	2.6%
Aldar Properties PJSC	2.6%

SECTOR ALLOCATION

GEOGRAPHICAL ALLOCATION

Largest Holdings [Text Block]

TOP TEN HOLDINGS

Taiwan Semiconductor Manufacturing Co. Ltd.	9.8%
Tencent Holdings Ltd.	9.0%
Hong Kong Exchanges & Clearing Ltd.	4.4%
Trip.com Group Ltd.	3.9%
Barrick Mining Corp.	3.4%
Anglogold Ashanti PLC	3.3%
Emaar Properties PJSC	3.1%
Itau Unibanco Holding S.A. - ADR	3.1%
Cemex S.A.B. de C.V. - ADR	2.6%
Aldar Properties PJSC	2.6%

C000224746 [Member]
Shareholder Report [Line Items]
Fund Name	JOHCM Emerging Markets Opportunities Fund
Class Name	Advisor Shares
Trading Symbol	JOEIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JOHCM Emerging Markets Opportunities Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at connect.rightprospectus.com/JOHCM/. You can also request this information by contacting us at 866-260-9549 (toll free) or 312-557-5913.
Additional Information Phone Number	866-260-9549 (toll free) or 312-557-5913
Additional Information Website	connect.rightprospectus.com/JOHCM/
Expenses [Text Block]
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JOHCM Emerging Markets Opportunities Fund (Advisor Shares)	$124	1.13%

Expenses Paid, Amount	$ 124
Expense Ratio, Percent	1.13%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Advisor Class of shares of the Fund returned 19.65% for the twelve-month period ended September 30, 2025. The Fund outperformed its benchmark, the MSCI Emerging Markets Index, which returned 17.32% during that period.
TOP PERFORMANCE CONTRIBUTORS
India | Indian equities underperformed in the benchmark index, returning -13.2%, as high valuations combined with slower earnings growth. The Fund had a positive contribution to performance from being underweight India, and in addition had a positive contribution from Indian stock selection. HDFC Bank was particularly noteworthy, providing relative performance of +0.47% in the Fund's portfolio, as investors warmed to its prospects relative to other large banks.
United Arab Emirates (UAE) | An economic upswing, driven by recoveries in real estate and travel and tourism, saw UAE outperform in the benchmark index, returning +34.0%. The Fund benefited both from being overweight and from positive stock selection, with the largest UAE holding, Emaar Properties PJSC, providing relative performance of +2.04% in the Fund's portfolio.
Korea | Strength in selected technology sub-sectors, and an improved outlook for reform and corporate governance following a change in government, led to Korean equities outperforming in the benchmark index, with Korea returning +26.8%. The Fund was negatively impacted due to its underweighting in the period, but Korean stock selection was notably strong, particularly from potential reform beneficiaries.
TOP PERFORMANCE DETRACTORS
China | China was a detractor from overall relative performance. In the benchmark index, China returned 30.8%; however, the Fund’s slight underweight position and stock selection within China proved a drag on performance. Although the Fund’s relative performance benefited from Tencent Holdings Ltd., +1.78% in the period, the relative performance of Meituan (held, -1.72% return) and Alibaba Group (not held, -1.79%) were negative contributors. In addition, the Fund held a position in off-index Hong Kong Exchanges & Clearing Ltd., which was a positive contributor and provided relative performance of +1.43%.
Indonesia | Weak economic growth and economic policy concerns saw Indonesia underperform, with Indonesia returning -21.6% in the benchmark index. The Fund held an overweight position which was a negative contributor to relative performance. In addition, some of the Indonesian stocks held are in sectors that are typically more cyclical, such as banking, and these provided relative underperformance, with Bank Mandiri Persero returning -1.28% in the Fund's portfolio and Bank Rakyat Indonesia Persero returning -0.61% in the Fund's portfolio.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance; past performance does not guarantee future results.
Line Graph [Table Text Block]	Fund Performance The following graph and chart show the change in value of a hypothetical $10,000 investment in Advisor Class shares of the Fund during the stated time period. GROWTH OF $10,000
Average Annual Return [Table Text Block]
Average Annual Total Returns	1 year	5 year	10 year
JOHCM Emerging Markets Opportunities Fund (Advisor Shares/JOEIX)	19.65%	8.43%	7.87%
MSCI Emerging Markets Index Net (USD)	17.32%	7.02%	7.99%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit johcm.com/en-us/funds/johcm-emerging-markets-opportunities-fund/#performance for the most recent performance information.
Net Assets	$ 1,336,320,082
Holdings Count | Holding	57
Advisory Fees Paid, Amount	$ 10,504,335
Investment Company Portfolio Turnover	14.12%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$1,336,320,082
Total number of portfolio holdings	57
Total advisory fees paid	$10,504,335
Portfolio turnover rate as of the end of the reporting period	14.12%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, excluding short-term investments, represented as a percentage of the total net assets of the Fund.

TOP TEN HOLDINGS

Taiwan Semiconductor Manufacturing Co. Ltd.	9.8%
Tencent Holdings Ltd.	9.0%
Hong Kong Exchanges & Clearing Ltd.	4.4%
Trip.com Group Ltd.	3.9%
Barrick Mining Corp.	3.4%
Anglogold Ashanti PLC	3.3%
Emaar Properties PJSC	3.1%
Itau Unibanco Holding S.A. - ADR	3.1%
Cemex S.A.B. de C.V. - ADR	2.6%
Aldar Properties PJSC	2.6%

SECTOR ALLOCATION

GEOGRAPHICAL ALLOCATION

Largest Holdings [Text Block]

TOP TEN HOLDINGS

Taiwan Semiconductor Manufacturing Co. Ltd.	9.8%
Tencent Holdings Ltd.	9.0%
Hong Kong Exchanges & Clearing Ltd.	4.4%
Trip.com Group Ltd.	3.9%
Barrick Mining Corp.	3.4%
Anglogold Ashanti PLC	3.3%
Emaar Properties PJSC	3.1%
Itau Unibanco Holding S.A. - ADR	3.1%
Cemex S.A.B. de C.V. - ADR	2.6%
Aldar Properties PJSC	2.6%

C000224748 [Member]
Shareholder Report [Line Items]
Fund Name	JOHCM Emerging Markets Discovery Fund
Class Name	Advisor Shares
Trading Symbol	JOMEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JOHCM Emerging Markets Discovery Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at connect.rightprospectus.com/JOHCM/. You can also request this information by contacting us at 866-260-9549 (toll free) or 312-557-5913.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	866-260-9549 (toll free) or 312-557-5913
Additional Information Website	connect.rightprospectus.com/JOHCM/
Expenses [Text Block]
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JOHCM Emerging Markets Discovery Fund (Advisor Shares)	$143	1.34%

Expenses Paid, Amount	$ 143
Expense Ratio, Percent	1.34%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Advisor Class shares of the Fund returned 13.35% for the twelve-month period ended September 30, 2025. The Fund outperformed the MSCI Emerging Markets Small Cap Index, a market index with similar characteristics to those of the Fund, which returned 8.28%.
TOP PERFORMANCE CONTRIBUTORS
PharmaResearch Co. Ltd. | The Korean healthcare company benefited from the strong performance of its pharma and cosmetic divisions, and international sales were boosted by a European partnership for its flagship ‘Rejuran’ product.
Elite Material Co. Ltd. | The Taiwanese semiconductor laminate supplier benefited from content upgrades in ASIC servers as the upgrades drove incremental demand for copper clad laminates.
Hyundai Rotem Co. Inc. | The Korean defense technology company benefited from accelerating defense exports, new contract wins and a large order backlog that boosted investor confidence.
TOP PERFORMANCE DETRACTORS
Thermax Ltd. | The Indian industrials company faced pressure from increase costs related to some technology upgrades to its bio-compressed natural gas projects as well as increased costs for raw materials. Geopolitical uncertainties also dampened investor sentiment.
Raymond Ltd. | The Indian basic materials company suffered from weaker demand for its textiles and apparel segments, particularly from its key export markets of the Middle East and Southeast Asia.
Visual Photonics Epitaxy Co. Ltd. | The Taiwan IT company experienced a notable decline in revenue and profitability over the period, as concerns over its product mix, including a shift away from higher-margin optoelectronic core products to lower margin segments, led analysts to cut earnings per share estimates for 2025 by 18%.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance; past performance does not guarantee future results.
Line Graph [Table Text Block]	Fund Performance The following graph and chart show the change in value of a hypothetical $10,000 investment in Advisor Class shares of the Fund during the stated time period. GROWTH OF $10,000
Average Annual Return [Table Text Block]
Average Annual Total Returns	1 year	5 year	Since Inception
JOHCM Emerging Markets Discovery Fund (Advisor Shares/JOMEX)	13.35%	12.33%	12.14%
MSCI Emerging Markets Small Cap Index	8.28%	12.51%	9.55%
MSCI Emerging Markets Index Net (USD)*	17.32%	7.02%	9.26%
*	The broad-based index is provided in connection with regulatory requirements and includes market segments in which the Fund does not primarily invest.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Feb. 01, 2025
Updated Performance Information Location [Text Block]	Visit johcm.com/en-us/funds/johcm-emerging-markets-discovery-fund/#performance for the most recent performance information.
Net Assets	$ 66,352,329
Holdings Count | Holding	118
Advisory Fees Paid, Amount	$ 397,136
Investment Company Portfolio Turnover	138.32%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$66,352,329
Total number of portfolio holdings	118
Total advisory fees paid	$397,136
Portfolio turnover rate as of the end of the reporting period	138.32%

Holdings [Text Block]

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund, excluding short-term investments, represented as a percentage of the total net assets of the Fund.

TOP TEN HOLDINGS

Nexteer Automotive Group Ltd.	1.7%
Johnson Electric Holdings Ltd.	1.6%
Cowell e Holdings, Inc.	1.6%
King Slide Works Co. Ltd.	1.5%
Minth Group Ltd.	1.5%
Kaynes Technology India Ltd.	1.4%
Bizlink Holding, Inc.	1.4%
King Yuan Electronics Co. Ltd.	1.4%
GDS Holdings Ltd. - Class A	1.4%
MGM China Holdings Ltd.	1.3%

SECTOR ALLOCATION

GEOGRAPHICAL ALLOCATION

Largest Holdings [Text Block]

TOP TEN HOLDINGS

Nexteer Automotive Group Ltd.	1.7%
Johnson Electric Holdings Ltd.	1.6%
Cowell e Holdings, Inc.	1.6%
King Slide Works Co. Ltd.	1.5%
Minth Group Ltd.	1.5%
Kaynes Technology India Ltd.	1.4%
Bizlink Holding, Inc.	1.4%
King Yuan Electronics Co. Ltd.	1.4%
GDS Holdings Ltd. - Class A	1.4%
MGM China Holdings Ltd.	1.3%

Material Fund Change [Text Block]
Material Fund Changes
Effective February 1, 2025, to comply with recent Securities and Exchange Commission rule amendments relating to a fund's name, the Fund modified its investment policy as follows:
The Fund invests, under normal circumstances, at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities issued by companies that meet the portfolio managers’ “discovery criteria” and that are located in emerging markets, including frontier markets.
A more detailed explanation of how the Fund defines “emerging markets” and “discovery criteria” can be found in the Fund's prospectus. In order to satisfy notice requirements related to an investment policy change, the Fund continued to comply with both its old and new investment policies concurrently through May 1, 2025, after which time only the new investment policy applied.
This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund's prospectus dated February 1, 2025, at connect.rightprospectus.com/JOHCM/ or upon request at 866-260-9549 (toll free) or 312-557-5913.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund's prospectus dated February 1, 2025, at connect.rightprospectus.com/JOHCM/ or upon request at 866-260-9549 (toll free) or 312-557-5913.

Updated Prospectus Phone Number	866-260-9549 (toll free) or 312-557-5913
Updated Prospectus Web Address	connect.rightprospectus.com/JOHCM/
C000224749 [Member]
Shareholder Report [Line Items]
Fund Name	JOHCM Emerging Markets Discovery Fund
Class Name	Institutional Shares
Trading Symbol	JOMMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JOHCM Emerging Markets Discovery Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at connect.rightprospectus.com/JOHCM/. You can also request this information by contacting us at 866-260-9549 (toll free) or 312-557-5913.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	866-260-9549 (toll free) or 312-557-5913
Additional Information Website	connect.rightprospectus.com/JOHCM/
Expenses [Text Block]
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JOHCM Emerging Markets Discovery Fund (Institutional Shares)	$132	1.24%

Expenses Paid, Amount	$ 132
Expense Ratio, Percent	1.24%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Institutional Class shares of the Fund returned 13.55% for the twelve-month period ended September 30, 2025. The Fund outperformed the MSCI Emerging Markets Small Cap Index, a market index with similar characteristics to those of the Fund, which returned 8.28%.
TOP PERFORMANCE CONTRIBUTORS
PharmaResearch Co. Ltd. | The Korean healthcare company benefited from the strong performance of its pharma and cosmetic divisions, and international sales were boosted by a European partnership for its flagship ‘Rejuran’ product.
Elite Material Co. Ltd. | The Taiwanese semiconductor laminate supplier benefited from content upgrades in ASIC servers as the upgrades drove incremental demand for copper clad laminates.
Hyundai Rotem Co. Inc. | The Korean defense technology company benefited from accelerating defense exports, new contract wins and a large order backlog that boosted investor confidence.
TOP PERFORMANCE DETRACTORS
Thermax Ltd. | The Indian industrials company faced pressure from increase costs related to some technology upgrades to its bio-compressed natural gas projects as well as increased costs for raw materials. Geopolitical uncertainties also dampened investor sentiment.
Raymond Ltd. | The Indian basic materials company suffered from weaker demand for its textiles and apparel segments, particularly from its key export markets of the Middle East and Southeast Asia.
Visual Photonics Epitaxy Co. Ltd. | The Taiwan IT company experienced a notable decline in revenue and profitability over the period, as concerns over its product mix, including a shift away from higher-margin optoelectronic core products to lower margin segments, led analysts to cut earnings per share estimates for 2025 by 18%.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance; past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart show the change in value of a hypothetical $100,000 investment in Institutional Class shares of the Fund during the stated time period.
GROWTH OF $100,000

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 year	5 year	10 year
JOHCM Emerging Markets Discovery Fund (Institutional Shares/JOMMX)	13.55%	12.41%	11.48%
MSCI Emerging Markets Small Cap Index	8.28%	12.51%	8.48%
MSCI Emerging Markets Index Net (USD)*	17.32%	7.02%	7.99%
*	The broad-based index is provided in connection with regulatory requirements and includes market segments in which the Fund does not primarily invest.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Feb. 01, 2025
Updated Performance Information Location [Text Block]	Visit johcm.com/en-us/funds/johcm-emerging-markets-discovery-fund/#performance for the most recent performance information.
Net Assets	$ 66,352,329
Holdings Count | Holding	118
Advisory Fees Paid, Amount	$ 397,136
Investment Company Portfolio Turnover	138.32%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$66,352,329
Total number of portfolio holdings	118
Total advisory fees paid	$397,136
Portfolio turnover rate as of the end of the reporting period	138.32%

Holdings [Text Block]

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund, excluding short-term investments, represented as a percentage of the total net assets of the Fund.

TOP TEN HOLDINGS

Nexteer Automotive Group Ltd.	1.7%
Johnson Electric Holdings Ltd.	1.6%
Cowell e Holdings, Inc.	1.6%
King Slide Works Co. Ltd.	1.5%
Minth Group Ltd.	1.5%
Kaynes Technology India Ltd.	1.4%
Bizlink Holding, Inc.	1.4%
King Yuan Electronics Co. Ltd.	1.4%
GDS Holdings Ltd. - Class A	1.4%
MGM China Holdings Ltd.	1.3%

SECTOR ALLOCATION

GEOGRAPHICAL ALLOCATION

Largest Holdings [Text Block]

TOP TEN HOLDINGS

Nexteer Automotive Group Ltd.	1.7%
Johnson Electric Holdings Ltd.	1.6%
Cowell e Holdings, Inc.	1.6%
King Slide Works Co. Ltd.	1.5%
Minth Group Ltd.	1.5%
Kaynes Technology India Ltd.	1.4%
Bizlink Holding, Inc.	1.4%
King Yuan Electronics Co. Ltd.	1.4%
GDS Holdings Ltd. - Class A	1.4%
MGM China Holdings Ltd.	1.3%

Material Fund Change [Text Block]
Material Fund Changes
Effective February 1, 2025, to comply with recent Securities and Exchange Commission rule amendments relating to a fund's name, the Fund modified its investment policy as follows:
The Fund invests, under normal circumstances, at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities issued by companies that meet the portfolio managers’ “discovery criteria” and that are located in emerging markets, including frontier markets.
A more detailed explanation of how the Fund defines “emerging markets” and “discovery criteria” can be found in the Fund's prospectus. In order to satisfy notice requirements related to an investment policy change, the Fund continued to comply with both its old and new investment policies concurrently through May 1, 2025, after which time only the new investment policy applied.
This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund's prospectus dated February 1, 2025, at connect.rightprospectus.com/JOHCM/ or upon request at 866-260-9549 (toll free) or 312-557-5913.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund's prospectus dated February 1, 2025, at connect.rightprospectus.com/JOHCM/ or upon request at 866-260-9549 (toll free) or 312-557-5913.

Updated Prospectus Phone Number	866-260-9549 (toll free) or 312-557-5913
Updated Prospectus Web Address	connect.rightprospectus.com/JOHCM/
C000224756 [Member]
Shareholder Report [Line Items]
Fund Name	JOHCM International Opportunities Fund
Class Name	Institutional Shares
Trading Symbol	JOPSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JOHCM International Opportunities Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at connect.rightprospectus.com/JOHCM/. You can also request this information by contacting us at 866-260-9549 (toll free) or 312-557-5913.
Additional Information Phone Number	866-260-9549 (toll free) or 312-557-5913
Additional Information Website	connect.rightprospectus.com/JOHCM/
Expenses [Text Block]
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JOHCM International Opportunities Fund (Institutional Shares)	$54	0.50%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Institutional Class shares of the Fund returned 14.49% for the twelve-month period ended September 30, 2025. The Fund underperformed its benchmark, the MSCI EAFE Index (the “Index”), which returned 14.99%.
Donald Trump’s return to office dominated the period. An initial U.S.-based rally gave way to volatility amid concerns over extremely aggressive U.S. tariffs announced in early April. Thereafter, equities rallied as tariff fears subsided, while corporate spreads compressed to very low levels. Artificial Intelligence drove global equity markets, while the Federal Reserve made its first rate cuts of the cycle, reducing rates in November and December 2024, and again in September 2025. The European Central Bank cut its policy rates by 0.25% in October 2024, and delivered two more 0.25% cuts in March and June 2025, with President Christine Lagard suggesting further rate cuts would be data dependent. The Bank of Japan raised its key interest rate by 0.25% to 0.50% in January 2025 and left rates unchanged at later meetings. In June, NATO’s 32 members agreed to set a defence spending target of 5% of GDP by 2035, up from the current 2%.
TOP PERFORMANCE CONTRIBUTORS
The Index rose nearly 15% over the year, reflecting resilient growth in European and Japanese equity markets, a supportive monetary backdrop, and the easing of trade tensions with the U.S.. leadership came from the industrials, financials and technology sectors. In particular, the biggest contribution came from our European defence cluster: Thales S.A., Saab AB, and Leonardo S.p.A., where we continue to see upside, as well as Daifuku Co. Ltd.in Japan.
TOP PERFORMANCE DETRACTORS
Weakness in the consumer discretionary and staples sectors affected several portfolio holdings during the period, such as Nitori Holdings Co. Ld., B&M European Value Retail S.A., and Pernod Ricard S.A. Other negative contributors included Merck KGaA, which continues to suffer from the post-pandemic de-stocking cycle in life sciences.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance; past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart show the change in value of a hypothetical $100,000 investment in Institutional Class shares of the Fund during the stated time period.
GROWTH OF $100,000

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 year	5 year	Since Inception
JOHCM International Opportunities Fund (Institutional Shares/JOPSX)	14.49%	12.62%	8.73%
MSCI EAFE Index	14.99%	11.15%	8.32%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit johcm.com/en-us/funds/johcm-international-opportunities-fund/#performance for the most recent performance information.
Net Assets	$ 389,379,674
Holdings Count | Holding	41
Advisory Fees Paid, Amount	$ 425,893
Investment Company Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$389,379,674
Total number of portfolio holdings	41
Total advisory fees paid	$425,893
Portfolio turnover rate as of the end of the reporting period	45.00%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, excluding short-term investments, represented as a percentage of the total net assets of the Fund.

TOP TEN HOLDINGS

Publicis Groupe S.A.	3.4%
E.ON S.E.	3.4%
Thales S.A.	3.2%
Ebara Corp.	3.2%
Siemens A.G. - REG	3.2%
Heidelberg Materials A.G.	3.1%
National Grid PLC	3.1%
SoftBank Corp.	3.0%
Leonardo S.p.A.	2.9%
Daifuku Co. Ltd.	2.5%

SECTOR ALLOCATION

GEOGRAPHICAL ALLOCATION

Largest Holdings [Text Block]

TOP TEN HOLDINGS

Publicis Groupe S.A.	3.4%
E.ON S.E.	3.4%
Thales S.A.	3.2%
Ebara Corp.	3.2%
Siemens A.G. - REG	3.2%
Heidelberg Materials A.G.	3.1%
National Grid PLC	3.1%
SoftBank Corp.	3.0%
Leonardo S.p.A.	2.9%
Daifuku Co. Ltd.	2.5%

C000224759 [Member]
Shareholder Report [Line Items]
Fund Name	JOHCM International Select Fund
Class Name	Institutional Shares
Trading Symbol	JOHIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JOHCM International Select Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at connect.rightprospectus.com/JOHCM/. You can also request this information by contacting us at 866-260-9549 (toll free) or 312-557-5913.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	866-260-9549 (toll free) or 312-557-5913
Additional Information Website	connect.rightprospectus.com/JOHCM/
Expenses [Text Block]
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JOHCM International Select Fund (Institutional Shares)	$102	0.96%

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	0.96%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Institutional Class shares of the Fund returned 13.46% for the twelve-month period ended September 30, 2025. The Fund underperformed its benchmark, the MSCI EAFE Index, which returned 14.99%.
TOP PERFORMANCE CONTRIBUTORS
Rakuten Bank Ltd. | The Japan-headquartered bank benefited from a normalization in interest rates, strength in Japanese equities, and business progress following its spin-off from Rakuten Group in 2023. We initiated a position in the company and continue to hold the stock.
Rolls-Royce Holdings PLC | Increased European Union defense spending due to geopolitical tensions from the Ukraine/Russia conflict provided opportunities for the company’s aerospace and defense operations. We took some profit, while still maintaining a holding in the stock.
Siemens Energy A.G. | Investment in energy infrastructure to meet rising energy demand, notably from Artificial Intelligence (“AI”) and data center developments, together with growth in renewable energy, supported the energy technology company’s performance. We initiated a position and continue to hold the stock.
TOP PERFORMANCE DETRACTORS
Maruwa Co. Ltd. | The Japan-based electronic components company underperformed following news of DeepSeek, the Chinese AI model. The company also suffered from market volatility caused by U.S. President Trump’s ‘Liberation Day’ tariffs and the risk to its performance from further trade tariffs. Consequently, we sold the stock.
Grab Holdings Ltd. | A loss in the momentum of a business turnaround undermined the performance of the Singapore-based technology company. Additionally, its share price fell following a sell-off driven by market uncertainty. Consequently, we sold the stock.
Nebius Group N.V. | The competitive threat from DeepSeek and market uncertainty following President Trump’s Liberation Day tariffs announcement negatively impacted the Netherlands-based technology company. Consequently, we sold the stock.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance; past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart show the change in value of a hypothetical $100,000 investment in Institutional Class shares of the Fund during the stated time period.
GROWTH OF $100,000

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 year	5 year	10 year
JOHCM International Select Fund (Institutional Shares/JOHIX)	13.46%	3.99%	7.24%
MSCI EAFE Index	14.99%	11.15%	8.17%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Feb. 01, 2025
Updated Performance Information Location [Text Block]	Visit johcm.com/en-us/funds/johcm-international-select-fund/#performance for the most recent performance information.
Net Assets	$ 3,012,874,327
Holdings Count | Holding	50
Advisory Fees Paid, Amount	$ 32,253,307
Investment Company Portfolio Turnover	92.83%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$3,012,874,327
Total number of portfolio holdings	50
Total advisory fees paid	$32,253,307
Portfolio turnover rate as of the end of the reporting period	92.83%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, excluding short-term investments, represented as a percentage of the total net assets of the Fund.

TOP TEN HOLDINGS

UCB S.A.	2.4%
IHI Corp.	2.4%
Wheaton Precious Metals Corp.	2.3%
Danone S.A.	2.2%
E.ON S.E.	2.2%
Siemens Energy A.G.	2.2%
Standard Chartered PLC	2.2%
Sandvik AB	2.2%
Centrica PLC	2.2%
DBS Group Holdings Ltd.	2.1%

SECTOR ALLOCATION

GEOGRAPHICAL ALLOCATION

Largest Holdings [Text Block]

TOP TEN HOLDINGS

UCB S.A.	2.4%
IHI Corp.	2.4%
Wheaton Precious Metals Corp.	2.3%
Danone S.A.	2.2%
E.ON S.E.	2.2%
Siemens Energy A.G.	2.2%
Standard Chartered PLC	2.2%
Sandvik AB	2.2%
Centrica PLC	2.2%
DBS Group Holdings Ltd.	2.1%

Material Fund Change [Text Block]
Material Fund Changes
Effective February 1, 2025, JOHCM (USA) Inc, the Fund's investment adviser, contractually agreed to a reduction in management fees to 0.84% of average daily net assets of the Fund and to limit fund operating expenses to 0.95% of average daily net assets of the Fund through February 1, 2026.
This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund's prospectus dated February 1, 2025, at connect.rightprospectus.com/JOHCM/ or upon request at 866-260-9549 (toll free) or 312-557-5913.

Material Fund Change Expenses [Text Block]
Effective February 1, 2025, JOHCM (USA) Inc, the Fund's investment adviser, contractually agreed to a reduction in management fees to 0.84% of average daily net assets of the Fund and to limit fund operating expenses to 0.95% of average daily net assets of the Fund through February 1, 2026.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund's prospectus dated February 1, 2025, at connect.rightprospectus.com/JOHCM/ or upon request at 866-260-9549 (toll free) or 312-557-5913.

Updated Prospectus Phone Number	866-260-9549 (toll free) or 312-557-5913
Updated Prospectus Web Address	connect.rightprospectus.com/JOHCM/
C000224761 [Member]
Shareholder Report [Line Items]
Fund Name	JOHCM International Select Fund
Class Name	Investor Shares
Trading Symbol	JOHAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JOHCM International Select Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at connect.rightprospectus.com/JOHCM/. You can also request this information by contacting us at 866-260-9549 (toll free) or 312-557-5913.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	866-260-9549 (toll free) or 312-557-5913
Additional Information Website	connect.rightprospectus.com/JOHCM/
Expenses [Text Block]
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JOHCM International Select Fund (Investor Shares)	$127	1.19%

Expenses Paid, Amount	$ 127
Expense Ratio, Percent	1.19%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Investor Class shares of the Fund returned 13.16% for the twelve-month period ended September 30, 2025. The Fund underperformed its benchmark, the MSCI EAFE Index, which returned 14.99%.
TOP PERFORMANCE CONTRIBUTORS
Rakuten Bank Ltd. | The Japan-headquartered bank benefited from a normalization in interest rates, strength in Japanese equities, and business progress following its spin-off from Rakuten Group in 2023. We initiated a position in the company and continue to hold the stock.
Rolls-Royce Holdings PLC | Increased European Union defense spending due to geopolitical tensions from the Ukraine/Russia conflict provided opportunities for the company’s aerospace and defense operations. We took some profit, while still maintaining a holding in the stock.
Siemens Energy A.G. | Investment in energy infrastructure to meet rising energy demand, notably from Artificial Intelligence (“AI”) and data center developments, together with growth in renewable energy, supported the energy technology company’s performance. We initiated a position and continue to hold the stock.
TOP PERFORMANCE DETRACTORS
Maruwa Co. Ltd. | The Japan-based electronic components company underperformed following news of DeepSeek, the Chinese AI model. The company also suffered from market volatility caused by U.S. President Trump’s ‘Liberation Day’ tariffs and the risk to its performance from further trade tariffs. Consequently, we sold the stock.
Grab Holdings Ltd. | A loss in the momentum of a business turnaround undermined the performance of the Singapore-based technology company. Additionally, its share price fell following a sell-off driven by market uncertainty. Consequently, we sold the stock.
Nebius Group N.V. | The competitive threat from DeepSeek and market uncertainty following President Trump’s Liberation Day tariffs announcement negatively impacted the Netherlands-based technology company. Consequently, we sold the stock.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance; past performance does not guarantee future results.
Line Graph [Table Text Block]	Fund Performance The following graph and chart show the change in value of a hypothetical $10,000 investment in Investor Class shares of the Fund during the stated time period. GROWTH OF $10,000
Average Annual Return [Table Text Block]
Average Annual Total Returns	1 year	5 year	10 year
JOHCM International Select Fund (Investor Shares/JOHAX)	13.16%	3.74%	6.97%
MSCI EAFE Index	14.99%	11.15%	8.17%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Feb. 01, 2025
Updated Performance Information Location [Text Block]	Visit johcm.com/en-us/funds/johcm-international-select-fund/#performance for the most recent performance information.
Net Assets	$ 3,012,874,327
Holdings Count | Holding	50
Advisory Fees Paid, Amount	$ 32,253,307
Investment Company Portfolio Turnover	92.83%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$3,012,874,327
Total number of portfolio holdings	50
Total advisory fees paid	$32,253,307
Portfolio turnover rate as of the end of the reporting period	92.83%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, excluding short-term investments, represented as a percentage of the total net assets of the Fund.

TOP TEN HOLDINGS

UCB S.A.	2.4%
IHI Corp.	2.4%
Wheaton Precious Metals Corp.	2.3%
Danone S.A.	2.2%
E.ON S.E.	2.2%
Siemens Energy A.G.	2.2%
Standard Chartered PLC	2.2%
Sandvik AB	2.2%
Centrica PLC	2.2%
DBS Group Holdings Ltd.	2.1%

SECTOR ALLOCATION

GEOGRAPHICAL ALLOCATION

Largest Holdings [Text Block]

TOP TEN HOLDINGS

UCB S.A.	2.4%
IHI Corp.	2.4%
Wheaton Precious Metals Corp.	2.3%
Danone S.A.	2.2%
E.ON S.E.	2.2%
Siemens Energy A.G.	2.2%
Standard Chartered PLC	2.2%
Sandvik AB	2.2%
Centrica PLC	2.2%
DBS Group Holdings Ltd.	2.1%

Material Fund Change [Text Block]
Material Fund Changes
Effective February 1, 2025, JOHCM (USA) Inc, the Fund's investment adviser, contractually agreed to a reduction in management fees to 0.84% of average daily net assets of the Fund and to limit fund operating expenses to 1.18% of average daily net assets of the Fund through February 1, 2026.
This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund's prospectus dated February 1, 2025, at connect.rightprospectus.com/JOHCM/ or upon request at 866-260-9549 (toll free) or 312-557-5913.

Material Fund Change Expenses [Text Block]
Effective February 1, 2025, JOHCM (USA) Inc, the Fund's investment adviser, contractually agreed to a reduction in management fees to 0.84% of average daily net assets of the Fund and to limit fund operating expenses to 1.18% of average daily net assets of the Fund through February 1, 2026.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund's prospectus dated February 1, 2025, at connect.rightprospectus.com/JOHCM/ or upon request at 866-260-9549 (toll free) or 312-557-5913.

Updated Prospectus Phone Number	866-260-9549 (toll free) or 312-557-5913
Updated Prospectus Web Address	connect.rightprospectus.com/JOHCM/
C000231392 [Member]
Shareholder Report [Line Items]
Fund Name	TSW Emerging Markets Fund
Class Name	Institutional Shares
Trading Symbol	TSWMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the TSW Emerging Markets Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at connect.rightprospectus.com/JOHCM/. You can also request this information by contacting us at 866-260-9549 (toll free) or 312-557-5913.
Additional Information Phone Number	866-260-9549 (toll free) or 312-557-5913
Additional Information Website	connect.rightprospectus.com/JOHCM/
Expenses [Text Block]
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
TSW Emerging Markets Fund (Institutional Shares)	$109	0.99%

Expenses Paid, Amount	$ 109
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Institutional Class shares of the Fund returned 20.44% net of fees for the twelve months ending September 30, 2025.  The Fund's benchmark, the MSCI Emerging Markets Index, returned 17.32% over the same period. Consumer Discretionary stocks were the top contributor to relative performance on a sector basis, with Naspers Ltd. (South Africa) as the leader in the group. India was the top contributor at the country level with HDFC Bank Ltd. as the best performing position. The Information Technology sector as a whole was a laggard with E Ink Holdings, Inc. (Taiwan) as the primary detractor as further described below. On a country basis, Korea was the largest source of underperformance driven by the decline in the share price of LG Chem Ltd.
TOP PERFORMANCE CONTRIBUTORS
Consumer Discretionary | Consumer Discretionary was the top contributor to relative performance on a sector basis, with Naspers Ltd. (South Africa) as the leader in the group. The business reported strong earnings throughout the last 12 months due to growth in e-commerce operations and continued contributions from its stake in Tencent Holdings Ltd.
India | India was the top contributor at the country level with HDFC Bank Ltd. as the best performing position. Strong earnings, increasing deposit growth rates, and improved balance sheet flexibility led to share price appreciation. As a leading private sector bank, we anticipate HDFC Bank Ltd. will leverage credit growth and benefit from improved margins resulting from deposit rate cuts throughout our investment time horizon.
TOP PERFORMANCE DETRACTORS
Information Technology | The Information Technology sector was a laggard with E Ink Holdings, Inc. (Taiwan) as the primary detractor. The Taiwanese computer peripherals company saw softer demand in e-readers, a significant end market that led to a valuation downgrade over the past year. Despite this concern, we believe the business will grow through replacement cycles and differentiated end markets over our investment time horizon.
Korea | On a country basis, Korea was the largest source of Fund underperformance, driven by the decline in share price of LG Chem Ltd. We sold the position to make room for more attractive risk/reward opportunities.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance; past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart show the change in value of a hypothetical $100,000 investment in Institutional Class shares of the Fund during the stated time period.
GROWTH OF $100,000

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 year	Since Inception
TSW Emerging Markets Fund (Institutional Shares/TSWMX)	20.44%	6.38%
MSCI Emerging Markets Index	17.32%	5.70%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.perpetual.com/us-mutual-funds/ for the most recent performance information.
Net Assets	$ 4,564,860
Holdings Count | Holding	55
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	39.77%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$4,564,860
Total number of portfolio holdings	55
Total advisory fees paid	$0 - Due to fee waivers
Portfolio turnover rate as of the end of the reporting period	39.77%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, excluding short-term investments, represented as a percentage of the total net assets of the Fund.

TOP TEN HOLDINGS

Taiwan Semiconductor Manufacturing Co. Ltd.	10.8%
Tencent Holdings Ltd.	6.0%
Alibaba Group Holding Ltd.	4.8%
Samsung Electronics Co. Ltd.	4.2%
Naspers Ltd. - Class N	4.0%
Georgia Capital PLC	2.8%
Zijin Mining Group Co. Ltd. - Class H	2.6%
NetEase, Inc.	2.6%
ICICI Bank Ltd. - ADR	2.5%
AIA Group Ltd.	2.2%

SECTOR ALLOCATION

GEOGRAPHICAL ALLOCATION

Largest Holdings [Text Block]

TOP TEN HOLDINGS

Taiwan Semiconductor Manufacturing Co. Ltd.	10.8%
Tencent Holdings Ltd.	6.0%
Alibaba Group Holding Ltd.	4.8%
Samsung Electronics Co. Ltd.	4.2%
Naspers Ltd. - Class N	4.0%
Georgia Capital PLC	2.8%
Zijin Mining Group Co. Ltd. - Class H	2.6%
NetEase, Inc.	2.6%
ICICI Bank Ltd. - ADR	2.5%
AIA Group Ltd.	2.2%

C000231395 [Member]
Shareholder Report [Line Items]
Fund Name	TSW High Yield Bond Fund
Class Name	Institutional Shares
Trading Symbol	TSWHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the TSW High Yield Bond Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at connect.rightprospectus.com/JOHCM/. You can also request this information by contacting us at 866-260-9549 (toll free) or 312-557-5913.
Additional Information Phone Number	866-260-9549 (toll free) or 312-557-5913
Additional Information Website	connect.rightprospectus.com/JOHCM/
Expenses [Text Block]
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
TSW High Yield Bond Fund (Institutional Shares)	$67	0.65%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
For the 12-month period ending September 30, 2025, Institutional Class shares of the Fund returned 6.46%, net of fees.  The Fund underperformed the ICE BofA U.S. High Yield Constrained Index, a market index with characteristics similar to those of the Fund, which returned 7.31% during the same period. This underperformance was largely driven by the Fund’s security selection offset by the Fund’s shorter duration relative to the benchmark, particularly as interest rates rose materially early in the reporting period.
TOP PERFORMANCE CONTRIBUTORS
ILFC E-Capital Trust I (AerCap Holdings N.V.) 6.27%, 12/21/65 | One of the largest aircraft lessors in the world, AerCap was a notable outperformer during the reporting period.  The company has benefitted from tight aircraft supply as Original Equipment Manufacturers (OEMs) aircraft deliveries remained constrained and air travel demand remained strong.
PBF Holding Co. LLC/PBF Finance Corp. 9.88%, 03/15/30 | Despite choppy fundamentals, PBF Energy, an independent petroleum refiner and supplier, benefited from a shift in financial policy to focus on strengthening the balance sheet and a reduction in share repurchases.
TOP PERFORMANCE DETRACTORS
Saks Global Enterprises LLC 11.00%, 12/15/29 | Saks Global, a luxury retailer, underperformed as the company has struggled with falling sales and depressed earnings.  The position was largely eliminated early in the reporting period after it was determined that asset values would unlikely cover the company’s debt.
Arko Corp. 5.13%, 11/15/29 | The convenience store operator underperformed as operating performance continued to be pressured by an economically challenged lower income consumer and weaker than expected credit metrics.  The position was exited mid-way through the reporting period.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance; past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart show the change in value of a hypothetical $100,000 investment in Institutional Class shares of the Fund during the stated time period.
GROWTH OF $100,000

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 year	Since Inception
TSW High Yield Bond Fund (Institutional Shares/TSWHX)	6.46%	4.17%
ICE BofA U.S. High Yield Constrained Index	7.31%	4.30%
Bloomberg U.S. Aggregate Bond Index*	2.88%	(0.27)%
*	The broad-based index is provided in connection with regulatory requirements and includes market segments in which the Fund does not primarily invest.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.perpetual.com/us-mutual-funds/ for the most recent performance information.
Net Assets	$ 9,868,486
Holdings Count | Holding	61
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	43.57%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$9,868,486
Total number of portfolio holdings	61
Total advisory fees paid	$0 - Due to fee waivers
Portfolio turnover rate as of the end of the reporting period	43.57%

Holdings [Text Block]

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund, excluding short-term investments, represented as a percentage of the total net assets of the Fund.

TOP TEN HOLDINGS

FTAI Aviation Investors LLC, 7.00%, 06/15/32	3.2%
Bath & Body Works, Inc., 6.88%, 11/01/35	3.2%
Gen Digital, Inc., 6.25%, 04/01/33	2.6%
Iron Mountain, Inc., 6.25%, 01/15/33	2.6%
American Axle & Manufacturing, Inc., 7.75%, 10/15/33	2.6%
Acadian Asset Management, Inc., 4.80%, 07/27/26	2.5%
StoneX Group, Inc., 7.88%, 03/01/31	2.4%
American Airlines, Inc., 8.50%, 05/15/29	2.4%
JB Poindexter & Co., Inc., 8.75%, 12/15/31	2.1%
Global Medical Response, Inc., 7.38%, 10/01/32	2.1%

ASSET TYPE ALLOCATION

Largest Holdings [Text Block]

TOP TEN HOLDINGS

FTAI Aviation Investors LLC, 7.00%, 06/15/32	3.2%
Bath & Body Works, Inc., 6.88%, 11/01/35	3.2%
Gen Digital, Inc., 6.25%, 04/01/33	2.6%
Iron Mountain, Inc., 6.25%, 01/15/33	2.6%
American Axle & Manufacturing, Inc., 7.75%, 10/15/33	2.6%
Acadian Asset Management, Inc., 4.80%, 07/27/26	2.5%
StoneX Group, Inc., 7.88%, 03/01/31	2.4%
American Airlines, Inc., 8.50%, 05/15/29	2.4%
JB Poindexter & Co., Inc., 8.75%, 12/15/31	2.1%
Global Medical Response, Inc., 7.38%, 10/01/32	2.1%

C000231400 [Member]
Shareholder Report [Line Items]
Fund Name	TSW Large Cap Value Fund
Class Name	Institutional Shares
Trading Symbol	TSWEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the TSW Large Cap Value Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at connect.rightprospectus.com/JOHCM/. You can also request this information by contacting us at 866-260-9549 (toll free) or 312-557-5913.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	866-260-9549 (toll free) or 312-557-5913
Additional Information Website	connect.rightprospectus.com/JOHCM/
Expenses [Text Block]
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
TSW Large Cap Value Fund (Institutional Shares)	$78	0.73%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.73%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Institutional Class shares of the Fund returned 14.12% net of fees for the twelve months ending September 30, 2025, outperforming the 9.44% return of the Russell 1000® Value Index during the same time period.  The outperformance reflects the value of bottom-up security selection based on fundamental analysis. We have remained disciplined about valuation and our investment process during a period that has rewarded speculation in a hyper momentum driven market.
TOP PERFORMANCE CONTRIBUTORS
Warner Brothers Discovery, Inc. | Warner Brothers (WBD) is a media company with a deep content catalogue. The company announced plans to split its legacy cable channels from its studio and streaming businesses, a move that has been viewed favorably by the market for its potential to unlock value.
Nintendo Co. Ltd. | The video game publisher released its much-anticipated Switch 2, the second generation of its successful Switch console. The new release is expected to precipitate a multi-year upgrade cycle and spur renewed excitement around Nintendo franchises like Mario and Zelda. The position was sold in the second quarter after the stock appreciated significantly following the product’s release and positive market sentiment, as our assessment indicated that it had reached our valuation target.
TOP PERFORMANCE DETRACTORS
Kraft Heinz (The) Co. | The packaged food conglomerate has struggled along with the rest of the industry. Volumes have been weak as consumers remain fatigued by higher prices. Secular concerns around packaged food related to GLP-1s and decreased brand resonance among younger generations have also emerged.
Regeneron Pharmaceuticals, Inc. | Regeneron is a biotech company responsible for several blockbuster drugs, the largest of which is Eylea, used to treat macular degeneration. The drug is facing new competition as it goes off-patent, which is creating uncertainty around future free cash flow. The company has also been pressured by negative headlines related to most-favored nation drug pricing.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance; past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart show the change in value of a hypothetical $100,000 investment in Institutional Class shares of the Fund during the stated time period.
GROWTH OF $100,000

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 year	5 year	10 year
TSW Large Cap Value Fund (Institutional Shares/TSWEX)	14.12%	14.89%	11.36%
Russell 1000® Value Index	9.44%	13.87%	10.72%
Russell 1000®Index*	17.75%	15.99%	15.04%
*	The broad-based index is provided in connection with regulatory requirements and includes market segments in which the Fund does not primarily invest.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Feb. 01, 2025
Updated Performance Information Location [Text Block]	Visit https://www.perpetual.com/us-mutual-funds/ for the most recent performance information.
Net Assets	$ 39,407,581
Holdings Count | Holding	42
Advisory Fees Paid, Amount	$ 133,950
Investment Company Portfolio Turnover	51.07%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$39,407,581
Total number of portfolio holdings	42
Total advisory fees paid	$133,950
Portfolio turnover rate as of the end of the reporting period	51.07%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, excluding short-term investments, represented as a percentage of the total net assets of the Fund.

TOP TEN HOLDINGS

Kraft Heinz (The) Co.	4.3%
Dominion Energy, Inc.	4.2%
Anheuser-Busch InBev S.A./N.V. - ADR	3.8%
Charter Communications, Inc. - Class A	3.7%
Evergy, Inc.	3.5%
Chevron Corp.	3.2%
Bayer A.G. - ADR	3.0%
Capital One Financial Corp.	2.7%
Elevance Health, Inc.	2.6%
Williams Cos. (The), Inc.	2.6%

SECTOR ALLOCATION

GEOGRAPHICAL ALLOCATION

Largest Holdings [Text Block]

TOP TEN HOLDINGS

Kraft Heinz (The) Co.	4.3%
Dominion Energy, Inc.	4.2%
Anheuser-Busch InBev S.A./N.V. - ADR	3.8%
Charter Communications, Inc. - Class A	3.7%
Evergy, Inc.	3.5%
Chevron Corp.	3.2%
Bayer A.G. - ADR	3.0%
Capital One Financial Corp.	2.7%
Elevance Health, Inc.	2.6%
Williams Cos. (The), Inc.	2.6%

Material Fund Change [Text Block]
Material Fund Changes
Effective February 1, 2025, to comply with recent Securities and Exchange Commission rule amendments relating to a fund’s name, the TSW Large Cap Value Fund modified its investment policy as follows:
The Fund invests, under normal circumstances, at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of “value companies” with large market capitalizations.
A more detailed explanation of how the Fund defines “value companies” and “large market capitalizations” can be found in the Fund’s prospectus. In order to satisfy notice requirements related to an investment policy change, the Fund continued to comply with both its old and new investment policies concurrently through May 1, 2025, after which time only the new investment policy applied.
This is a summary of certain changes to the Fund since September 30, 2024. For more complete information, you may review the Fund’s prospectus dated February 1, 2025, at connect.rightprospectus.com/JOHCM/ or upon request at 866-260-9549 (toll free) or 312-557-5913.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since September 30, 2024. For more complete information, you may review the Fund’s prospectus dated February 1, 2025, at connect.rightprospectus.com/JOHCM/ or upon request at 866-260-9549 (toll free) or 312-557-5913.

Updated Prospectus Phone Number	866-260-9549 (toll free) or 312-557-5913
Updated Prospectus Web Address	connect.rightprospectus.com/JOHCM/
C000244332 [Member]
Shareholder Report [Line Items]
Fund Name	Trillium ESG Global Equity Fund
Class Name	Institutional Shares
Trading Symbol	PORIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Trillium ESG Global Equity Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at connect.rightprospectus.com/Trillium/.You can also request this information by contacting us at 866-260-9549 (toll free) or 312-557-5913.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	866-260-9549 (toll free) or 312-557-5913
Additional Information Website	connect.rightprospectus.com/Trillium/
Expenses [Text Block]
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Trillium ESG Global Equity Fund (Institutional Shares)	$104	0.99%

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
For the trailing twelve-month period ended September 30, 2025, the Trillium ESG Global Equity Fund (Institutional Shares/PORIX) returned 9.35%, net of fees. The Fund underperformed its benchmark, the MSCI ACWI Net Total Return Index (USD), which returned 17.27% during the same period. Underperformance during the period was driven by negative selection effects in Consumer Discretionary and Information Technology. Sector allocation detracted from Fund perfiormance, driven by being overweight to Consumer Staples and Real Estate. The Fund experienced positive selection effects in Communication Services and Real Estate. The Fund’s lack of exposure to the Energy sector was a positive contributor to Fund performance.
TOP PERFORMANCE CONTRIBUTORS
Alphabet, Inc. | Alphabet, Inc. (GOOGL) has been a strong performer given the company’s role in funding the current artificial intelligence (AI) capital spending cycle. Stocks in this area have continued to see strong investor interest. Company fundamentals in the core digital advertising business also remain robust, helping to support earnings growth.
Taiwan Semiconductor Manufacturing Co. Ltd | Taiwan Semiconductor Manufacturing Co. Ltd (TSMC) continues to benefit from the supply and demand mismatch as their customers’ chips remain critical components to the growth of the AI race. TSMC is the leading manufacturer of semiconductors.
TOP PERFORMANCE DETRACTORS
Novo Nordisk’s | Novo Nordisk’s (NVO) stock price return has remained under pressure this year as the current sales growth and outlook for its weight management treatments business continue to disappoint, mostly due to the slower usage moderation of compounding treatments in the U.S. market and increased competition from Eli Lilly’s treatment, Zepbound. These contributed to the company lowering its 2025 financial guidance with its 2Q25 financials report release in late July 2025 and changing its CEO.
Target Corp. | Target Corp. (TGT) underperformed over the past year due to challenges in its core retail operations, including weaker consumer demand and inventory management issues.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance; past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart show the change in value of a hypothetical $100,000 investment in Institutional Class shares of the Fund during the stated time period.
GROWTH OF $100,000

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 year	5 year	10 year
Trillium ESG Global Equity Fund (Institutional Shares/PORIX)	9.35%	10.18%	11.39%
MSCI ACWI Net Total Return Index (USD)	17.27%	13.54%	11.91%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Feb. 01, 2025
Updated Performance Information Location [Text Block]	Visit https://www.trilliuminvest.com/mutual-funds/trillium-esg-global-equity-fund for the most recent performance information.
Net Assets	$ 807,207,662
Holdings Count | Holding	84
Advisory Fees Paid, Amount	$ 6,987,451
Investment Company Portfolio Turnover	21.73%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$807,207,662
Total number of portfolio holdings	84
Total advisory fees paid	$6,987,451
Portfolio turnover rate as of the end of the reporting period	21.73%

Holdings [Text Block]

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund, excluding short-term investments, represented as a percentage of the total net assets of the Fund.

TOP TEN HOLDINGS

Microsoft Corp.	6.0%
NVIDIA Corp.	5.8%
Alphabet, Inc. - Class A	5.6%
Apple, Inc.	3.3%
Visa, Inc. - Class A	2.3%
TJX Cos. (The), Inc.	1.9%
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	1.9%
ServiceNow, Inc.	1.9%
Bank of New York Mellon (The) Corp.	1.8%
Prysmian S.p.A.	1.8%

SECTOR ALLOCATION

GEOGRAPHICAL ALLOCATION

Largest Holdings [Text Block]

TOP TEN HOLDINGS

Microsoft Corp.	6.0%
NVIDIA Corp.	5.8%
Alphabet, Inc. - Class A	5.6%
Apple, Inc.	3.3%
Visa, Inc. - Class A	2.3%
TJX Cos. (The), Inc.	1.9%
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	1.9%
ServiceNow, Inc.	1.9%
Bank of New York Mellon (The) Corp.	1.8%
Prysmian S.p.A.	1.8%

Material Fund Change [Text Block]
Material Fund Changes
Effective February 1, 2025, the Trillium ESG Global Equity Fund modified its investment objective as follows:
The Trillium ESG Global Equity Fund seeks long-term capital appreciation by investing in companies that meet Trillium Asset Management, LLC’s (“Trillium”) environmental, social, and governance (“ESG”) criteria.
The above modification of the investment objective was made to clarify the role of Trillium’s ESG criteria in the stock selection process and was not in connection with any change in Trillium’s investment process with respect to the Fund.
This is a summary of certain changes to the Fund since September 30, 2024. For more complete information, you may review the Fund’s prospectus dated February 1, 2025, at connect.rightprospectus.com/Trillium/ or upon request at 866-260-9549 (toll free) or 312-557-5913.

Material Fund Change Objectives [Text Block]
Effective February 1, 2025, the Trillium ESG Global Equity Fund modified its investment objective as follows:
The Trillium ESG Global Equity Fund seeks long-term capital appreciation by investing in companies that meet Trillium Asset Management, LLC’s (“Trillium”) environmental, social, and governance (“ESG”) criteria.
The above modification of the investment objective was made to clarify the role of Trillium’s ESG criteria in the stock selection process and was not in connection with any change in Trillium’s investment process with respect to the Fund.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since September 30, 2024. For more complete information, you may review the Fund’s prospectus dated February 1, 2025, at connect.rightprospectus.com/Trillium/ or upon request at 866-260-9549 (toll free) or 312-557-5913.

Updated Prospectus Phone Number	866-260-9549 (toll free) or 312-557-5913
Updated Prospectus Web Address	connect.rightprospectus.com/Trillium/
C000244333 [Member]
Shareholder Report [Line Items]
Fund Name	Trillium ESG Global Equity Fund
Class Name	Investor Shares
Trading Symbol	PORTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Trillium ESG Global Equity Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at connect.rightprospectus.com/Trillium/.You can also request this information by contacting us at 866-260-9549 (toll free) or 312-557-5913.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	866-260-9549 (toll free) or 312-557-5913
Additional Information Website	connect.rightprospectus.com/Trillium/
Expenses [Text Block]
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Trillium ESG Global Equity Fund (Investor Shares)	$130	1.24%

Expenses Paid, Amount	$ 130
Expense Ratio, Percent	1.24%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
For the trailing twelve-month period ended September 30, 2025, the Trillium ESG Global Equity Fund (Investor Shares/PORTX) returned 9.09%, net of fees. The Fund underperformed its benchmark, the MSCI ACWI Net Total Return Index (USD), which returned 17.27% during the same period. Underperformance during the period was driven by negative selection effects in Consumer Discretionary and Information Technology. Sector allocation detracted from Fund perfiormance, driven by being overweight to Consumer Staples and Real Estate. The Fund experienced positive selection effects in Communication Services and Real Estate. The Fund’s lack of exposure to the Energy sector was a positive contributor to Fund performance.
TOP PERFORMANCE CONTRIBUTORS
Alphabet, Inc. | Alphabet, Inc. (GOOGL) has been a strong performer given the company’s role in funding the current artificial intelligence (AI) capital spending cycle. Stocks in this area have continued to see strong investor interest. Company fundamentals in the core digital advertising business also remain robust, helping to support earnings growth.
Taiwan Semiconductor Manufacturing Co. Ltd | Taiwan Semiconductor Manufacturing Co. Ltd (TSMC) continues to benefit from the supply and demand mismatch as their customers’ chips remain critical components to the growth of the AI race. TSMC is the leading manufacturer of semiconductors.
TOP PERFORMANCE DETRACTORS
Novo Nordisk’s | Novo Nordisk’s (NVO) stock price return has remained under pressure this year as the current sales growth and outlook for its weight management treatments business continue to disappoint, mostly due to the slower usage moderation of compounding treatments in the U.S. market and increased competition from Eli Lilly’s treatment, Zepbound. These contributed to the company lowering its 2025 financial guidance with its 2Q25 financials report release in late July 2025 and changing its CEO.
Target Corp. | Target Corp. (TGT) underperformed over the past year due to challenges in its core retail operations, including weaker consumer demand and inventory management issues.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance; past performance does not guarantee future results.
Line Graph [Table Text Block]	Fund Performance The following graph and chart show the change in value of a hypothetical $10,000 investment in Investor Class shares of the Fund during the stated time period. GROWTH OF $10,000
Average Annual Return [Table Text Block]
Average Annual Total Returns	1 year	5 year	10 year
Trillium ESG Global Equity Fund (Investor Shares/PORTX)	9.09%	9.89%	11.09%
MSCI ACWI Net Total Return Index (USD)	17.27%	13.54%	11.91%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Feb. 01, 2025
Updated Performance Information Location [Text Block]	Visit https://www.trilliuminvest.com/mutual-funds/trillium-esg-global-equity-fund for the most recent performance information.
Net Assets	$ 807,207,662
Holdings Count | Holding	84
Advisory Fees Paid, Amount	$ 6,987,451
Investment Company Portfolio Turnover	21.73%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$807,207,662
Total number of portfolio holdings	84
Total advisory fees paid	$6,987,451
Portfolio turnover rate as of the end of the reporting period	21.73%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, excluding short-term investments, represented as a percentage of the total net assets of the Fund.

TOP TEN HOLDINGS

Microsoft Corp.	6.0%
NVIDIA Corp.	5.8%
Alphabet, Inc. - Class A	5.6%
Apple, Inc.	3.3%
Visa, Inc. - Class A	2.3%
TJX Cos. (The), Inc.	1.9%
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	1.9%
ServiceNow, Inc.	1.9%
Bank of New York Mellon (The) Corp.	1.8%
Prysmian S.p.A.	1.8%

SECTOR ALLOCATION

GEOGRAPHICAL ALLOCATION

Largest Holdings [Text Block]

TOP TEN HOLDINGS

Microsoft Corp.	6.0%
NVIDIA Corp.	5.8%
Alphabet, Inc. - Class A	5.6%
Apple, Inc.	3.3%
Visa, Inc. - Class A	2.3%
TJX Cos. (The), Inc.	1.9%
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	1.9%
ServiceNow, Inc.	1.9%
Bank of New York Mellon (The) Corp.	1.8%
Prysmian S.p.A.	1.8%

Material Fund Change [Text Block]
Material Fund Changes
Effective February 1, 2025, the Trillium ESG Global Equity Fund modified its investment objective as follows:
The Trillium ESG Global Equity Fund seeks long-term capital appreciation by investing in companies that meet Trillium Asset Management, LLC’s (“Trillium”) environmental, social, and governance (“ESG”) criteria.
The above modification of the investment objective was made to clarify the role of Trillium’s ESG criteria in the stock selection process and was not in connection with any change in Trillium’s investment process with respect to the Fund.
This is a summary of certain changes to the Fund since September 30, 2024. For more complete information, you may review the Fund’s prospectus dated February 1, 2025, at connect.rightprospectus.com/Trillium/ or upon request at 866-260-9549 (toll free) or 312-557-5913.

Material Fund Change Objectives [Text Block]
Effective February 1, 2025, the Trillium ESG Global Equity Fund modified its investment objective as follows:
The Trillium ESG Global Equity Fund seeks long-term capital appreciation by investing in companies that meet Trillium Asset Management, LLC’s (“Trillium”) environmental, social, and governance (“ESG”) criteria.
The above modification of the investment objective was made to clarify the role of Trillium’s ESG criteria in the stock selection process and was not in connection with any change in Trillium’s investment process with respect to the Fund.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since September 30, 2024. For more complete information, you may review the Fund’s prospectus dated February 1, 2025, at connect.rightprospectus.com/Trillium/ or upon request at 866-260-9549 (toll free) or 312-557-5913.

Updated Prospectus Phone Number	866-260-9549 (toll free) or 312-557-5913
Updated Prospectus Web Address	connect.rightprospectus.com/Trillium/
C000244336 [Member]
Shareholder Report [Line Items]
Fund Name	Trillium ESG Small/Mid Cap Fund
Class Name	Institutional Shares
Trading Symbol	TSMDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Trillium ESG Small/Mid Cap Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at connect.rightprospectus.com/Trillium/.You can also request this information by contacting us at 866-260-9549 (toll free) or 312-557-5913.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	866-260-9549 (toll free) or 312-557-5913
Additional Information Website	connect.rightprospectus.com/Trillium/
Expenses [Text Block]
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Trillium ESG Small/Mid Cap Fund (Institutional Shares)	$99	0.97%

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	0.97%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
For the trailing twelve-month period ended September 30, 2025, the Trillium ESG Small-Mid Cap Fund (Institutional Shares/TSMDX) returned 4.05%, net of fees. The Fund underperformed the Russell 2500TM Index, a market index with characteristics similar to those of the Fund, which returned 10.16%. Underperformance during the period was driven by negative selection effects in Consumer Discretionary and Industrials. Sector allocation was negative, driven by our overweight to Consumer Staples and underweight to Utilities. This was partially offset by positive sector allocation effects including from an overweight to Information Technology, and positive selection effects within the sector, and an underweight to Health Care.
TOP PERFORMANCE CONTRIBUTORS
MYR Group, Inc. | MYR Group, Inc. (MYRG) delivered strong performance over the past year. The company’s earnings have reflected robust growth in both its Transmission and Distribution, and Commercial and Industrial segments.
CyberArk Software Ltd. | CyberArk Software Ltd. (CYBR) was a top contributor to performance, driven by strong demand for its identity security platform and strategic acquisitions that expanded its capabilities. In July, the company announced it will be acquired by Palo Alto Networks in a $25 billion cash-and-stock deal, marking it one of the largest cybersecurity acquisitions of 2025. Investors saw this news as positive, and stock prices have continued to rise.
TOP PERFORMANCE DETRACTORS
Deckers Outdoor Corp. | Deckers Outdoor Corp. (DECK) experienced a sharp decline in performance despite beating earnings expectations, as investors reacted negatively to future guidance, U.S. tariffs, and slowing direct-to-consumer (DTC) sales in the U.S. from one of its high performing brands, HOKA.
Freshpet, Inc. | Freshpet, Inc. (FRPT) faced headwinds from slowing revenue growth, economic uncertainty, and increased competition in the premium pet food market. Despite strong second quarter profitability, the company cut its full-year sales and earnings guidance, removed long-term targets, and reported a decline in net income for the first half of 2025, raising concerns about sustainability and valuation as the overall consumer environment remains challenging.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance; past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart show the change in value of a hypothetical $100,000 investment in Institutional Class shares of the Fund during the stated time period.
GROWTH OF $100,000

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 year	5 year	10 year
Trillium ESG Small/Mid Cap Fund (Institutional Shares/TSMDX)	4.05%	9.11%	7.96%
Russell 2500™ Index	10.16%	12.09%	10.52%
Russell 3000®Index*	17.41%	15.74%	14.71%
*	The broad-based index is provided in connection with regulatory requirements and includes market segments in which the Fund does not primarily invest.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Feb. 01, 2025
Updated Performance Information Location [Text Block]	Visit https://www.trilliuminvest.com/mutual-funds/trillium-esg-small-mid-cap-fund for the most recent performance information.
Net Assets	$ 34,417,082
Holdings Count | Holding	70
Advisory Fees Paid, Amount	$ 213,086
Investment Company Portfolio Turnover	19.98%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$34,417,082
Total number of portfolio holdings	70
Total advisory fees paid	$213,086
Portfolio turnover rate as of the end of the reporting period	19.98%

Holdings [Text Block]

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund, excluding short-term investments, represented as a percentage of the total net assets of the Fund.

TOP TEN HOLDINGS

CyberArk Software Ltd.	3.5%
SiTime Corp.	3.2%
East West Bancorp, Inc.	2.6%
MYR Group, Inc.	2.4%
Lincoln Electric Holdings, Inc.	2.4%
Valmont Industries, Inc.	2.2%
Stifel Financial Corp.	2.1%
Jones Lang LaSalle, Inc.	2.1%
Merit Medical Systems, Inc.	2.1%
Encompass Health Corp.	2.1%

SECTOR ALLOCATION

GEOGRAPHICAL ALLOCATION

Largest Holdings [Text Block]

TOP TEN HOLDINGS

CyberArk Software Ltd.	3.5%
SiTime Corp.	3.2%
East West Bancorp, Inc.	2.6%
MYR Group, Inc.	2.4%
Lincoln Electric Holdings, Inc.	2.4%
Valmont Industries, Inc.	2.2%
Stifel Financial Corp.	2.1%
Jones Lang LaSalle, Inc.	2.1%
Merit Medical Systems, Inc.	2.1%
Encompass Health Corp.	2.1%

Material Fund Change [Text Block]
Material Fund Changes
Effective February 1, 2025, the Trillium ESG Small/Mid Cap Fund modified its investment objective as follows:
The Trillium ESG Small/Mid Cap Fund seeks long-term capital appreciation by investing in companies that meet Trillium Asset Management, LLC’s (“Trillium”) environmental, social, and governance (“ESG”) criteria.
The above modification of the investment objective was made to clarify the role of Trillium’s ESG criteria in the stock selection process and was not in connection with any change in Trillium’s investment process with respect to the Fund.
This is a summary of certain changes to the Fund since September 30, 2024. For more complete information, you may review the Fund’s prospectus dated February 1, 2025, at connect.rightprospectus.com/Trillium/ or upon request at 866-260-9549 (toll free) or 312-557-5913.

Material Fund Change Objectives [Text Block]
Effective February 1, 2025, the Trillium ESG Small/Mid Cap Fund modified its investment objective as follows:
The Trillium ESG Small/Mid Cap Fund seeks long-term capital appreciation by investing in companies that meet Trillium Asset Management, LLC’s (“Trillium”) environmental, social, and governance (“ESG”) criteria.
The above modification of the investment objective was made to clarify the role of Trillium’s ESG criteria in the stock selection process and was not in connection with any change in Trillium’s investment process with respect to the Fund.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since September 30, 2024. For more complete information, you may review the Fund’s prospectus dated February 1, 2025, at connect.rightprospectus.com/Trillium/ or upon request at 866-260-9549 (toll free) or 312-557-5913.

Updated Prospectus Phone Number	866-260-9549 (toll free) or 312-557-5913
Updated Prospectus Web Address	connect.rightprospectus.com/Trillium/
C000249635 [Member]
Shareholder Report [Line Items]
Fund Name	Barrow Hanley Concentrated Emerging Markets ESG Opportunities Fund
Class Name	Institutional Shares
Trading Symbol	BEOIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Barrow Hanley Concentrated Emerging Markets ESG Opportunities Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at connect.rightprospectus.com/BarrowHanley. You can also request this information by contacting us at 866-260-9549 (toll free) or 312-557-5913.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	866-260-9549 (toll free) or 312-557-5913
Additional Information Website	connect.rightprospectus.com/BarrowHanley
Expenses [Text Block]
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Barrow Hanley Concentrated Emerging Markets ESG Opportunities Fund (Institutional Shares)	$121	1.11%

Expenses Paid, Amount	$ 121
Expense Ratio, Percent	1.11%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
For the 12-month period ending September 30, 2025, the Institutional Class shares of the Barrow Hanley Concentrated Emerging Markets ESG Opportunities Fund (the “Fund”) returned 18.49% outperforming the MSCI Emerging Markets Value Index, a market index with characteristics similar to those of the Fund, which returned 13.30%. Effective selection in the Information Technology, Industrials, Health Care, Financials, and Materials sectors contributed to performance, as did an absence of holdings in the Energy sector. Stock selection and allocation within the Consumer Discretionary sector detracted from performance as did an overweight to Consumer Staples, but the negative effect was mitigated by stock selection. Stock selection within the Communication Services sector was also challenging.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance; past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart show the change in value of a hypothetical $100,000 investment in Institutional Class shares of the Fund during the stated time period.
GROWTH OF $100,000

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 year	Since Inception
Barrow Hanley Concentrated Emerging Markets ESG Opportunities Fund (Institutional Shares/BEOIX)	18.49%	7.33%
MSCI Emerging Markets Value Index	13.30%	8.31%
MSCI Emerging Markets Index*	17.32%	8.51%
*	The broad-based index is provided in connection with regulatory requirements and includes market segments in which the Fund does not primarily invest.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Feb. 01, 2025
Updated Performance Information Location [Text Block]	Visit https://www.perpetual.com/funds/mutual-funds/ for the most recent performance information.
Net Assets	$ 6,617,292
Holdings Count | Holding	40
Advisory Fees Paid, Amount	$ 11,411
Investment Company Portfolio Turnover	54.05%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$6,617,292
Total number of portfolio holdings	40
Total advisory fees paid	$11,411
Portfolio turnover rate as of the end of the reporting period	54.05%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, excluding short-term investments, represented as a percentage of the total net assets of the Fund.

TOP TEN HOLDINGS

SK Hynix, Inc.	4.7%
Sibanye Stillwater Ltd.	4.3%
Samsung Electro-Mechanics Co. Ltd.	3.9%
MediaTek, Inc.	3.7%
Bizlink Holding, Inc.	3.4%
Ping An Insurance Group Co. of China Ltd. - Class H	3.4%
JD.com, Inc. - Class A	3.0%
Amorepacific Corp.	3.0%
Saudi National Bank (The)	3.0%
B3 S.A. - Brasil Bolsa Balcao	2.9%

SECTOR ALLOCATION

GEOGRAPHICAL ALLOCATION

Largest Holdings [Text Block]

TOP TEN HOLDINGS

SK Hynix, Inc.	4.7%
Sibanye Stillwater Ltd.	4.3%
Samsung Electro-Mechanics Co. Ltd.	3.9%
MediaTek, Inc.	3.7%
Bizlink Holding, Inc.	3.4%
Ping An Insurance Group Co. of China Ltd. - Class H	3.4%
JD.com, Inc. - Class A	3.0%
Amorepacific Corp.	3.0%
Saudi National Bank (The)	3.0%
B3 S.A. - Brasil Bolsa Balcao	2.9%

Material Fund Change [Text Block]
Material Fund Changes
Effective February 1, 2025, to comply with recent Securities and Exchange Commission rule amendments relating to a fund's name, the Fund modified its investment policy as follows:
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in securities that are (1) issued by companies located in emerging market countries and (2) consistent with the environmental, social and governance (“ESG”) criteria of Barrow, Hanley, Mewhinney & Strauss, LLC, the Fund’s sub-adviser.
A more detailed explanation of how the Fund defines “emerging market countries” and “ESG criteria” can be found in the Fund's prospectus. In order to satisfy notice requirements related to an investment policy change, the Fund continued to comply with both its old and new investment policies concurrently through May 1, 2025, after which time only the new investment policy applied.
This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund's prospectus dated February 1, 2025, at connect.rightprospectus.com/BarrowHanley or upon request at 866-260-9549 (toll free) or 312-557-5913.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund's prospectus dated February 1, 2025, at connect.rightprospectus.com/BarrowHanley or upon request at 866-260-9549 (toll free) or 312-557-5913.

Updated Prospectus Phone Number	866-260-9549 (toll free) or 312-557-5913
Updated Prospectus Web Address	connect.rightprospectus.com/BarrowHanley
C000249640 [Member]
Shareholder Report [Line Items]
Fund Name	Barrow Hanley Total Return Bond Fund
Class Name	Institutional Shares
Trading Symbol	BTRIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Barrow Hanley Total Return Bond Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at connect.rightprospectus.com/BarrowHanley. You can also request this information by contacting us at 866-260-9549 (toll free) or 312-557-5913.
Additional Information Phone Number	866-260-9549 (toll free) or 312-557-5913
Additional Information Website	connect.rightprospectus.com/BarrowHanley
Expenses [Text Block]
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Barrow Hanley Total Return Bond Fund (Institutional Shares)	$36	0.35%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
For the 12-month period ending September 30, 2025, the Institutional Class shares of the Barrow Hanley Total Return Bond Fund returned 3.51%, outperforming the Bloomberg U.S. Aggregate Bond Index (the “Index”), a market index with characteristics similar to those of the Fund, which returned 2.88%. Performance was positively impacted by our security selection in the Energy and Banking sectors, where our holdings outperformed the Index. Additionally, our overweight allocation to Mortgage-Backed Securities—particularly conventional mortgage-backed securities—contributed to the Fund’s gains. Conversely, security selection in the Communication and Consumer Cyclical sectors detracted from performance, as our holdings underperformed their respective peers within the Index.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance; past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart show the change in value of a hypothetical $100,000 investment in Institutional Class shares of the Fund during the stated time period.
GROWTH OF $100,000

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 year	Since Inception
Barrow Hanley Total Return Bond Fund (Institutional Shares/BTRIX)	3.51%	2.48%
Bloomberg U.S. Aggregate Bond Index	2.88%	2.13%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.perpetual.com/funds/mutual-funds/ for the most recent performance information.
Net Assets	$ 160,165,107
Holdings Count | Holding	227
Advisory Fees Paid, Amount	$ 313,179
Investment Company Portfolio Turnover	72.25%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$160,165,107
Total number of portfolio holdings	227
Total advisory fees paid	$313,179
Portfolio turnover rate as of the end of the reporting period	72.25%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, excluding short-term investments, represented as a percentage of the total net assets of the Fund.
TOP TEN HOLDINGS
U.S. Treasury Notes, 4.25%, 08/15/35	5.7%
U.S. Treasury Notes, 0.25%, 10/31/25	4.6%
U.S. Treasury Notes, 2.25%, 11/15/25	4.5%
U.S. Treasury Bonds, 4.63%, 05/15/54	1.8%
Fannie Mae Pool #FM8787, 2.50%, 10/01/51	1.5%
Freddie Mac Pool #SL1016, 5.50%, 05/01/55	1.5%
U.S. Treasury Notes, 3.63%, 08/31/30	1.4%
Fannie Mae Pool #FS3744, 2.00%, 07/01/51	1.4%
Fannie Mae Pool #FS3071, 3.00%, 07/01/52	1.4%
Fannie Mae Pool #BU1322, 2.50%, 02/01/52	1.4%
ASSET TYPE ALLOCATION

Largest Holdings [Text Block]
TOP TEN HOLDINGS
U.S. Treasury Notes, 4.25%, 08/15/35	5.7%
U.S. Treasury Notes, 0.25%, 10/31/25	4.6%
U.S. Treasury Notes, 2.25%, 11/15/25	4.5%
U.S. Treasury Bonds, 4.63%, 05/15/54	1.8%
Fannie Mae Pool #FM8787, 2.50%, 10/01/51	1.5%
Freddie Mac Pool #SL1016, 5.50%, 05/01/55	1.5%
U.S. Treasury Notes, 3.63%, 08/31/30	1.4%
Fannie Mae Pool #FS3744, 2.00%, 07/01/51	1.4%
Fannie Mae Pool #FS3071, 3.00%, 07/01/52	1.4%
Fannie Mae Pool #BU1322, 2.50%, 02/01/52	1.4%

C000249645 [Member]
Shareholder Report [Line Items]
Fund Name	Barrow Hanley Credit Opportunities Fund
Class Name	Institutional Shares
Trading Symbol	BCONX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Barrow Hanley Credit Opportunities Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at connect.rightprospectus.com/BarrowHanley. You can also request this information by contacting us at 866-260-9549 (toll free) or 312-557-5913.
Additional Information Phone Number	866-260-9549 (toll free) or 312-557-5913
Additional Information Website	connect.rightprospectus.com/BarrowHanley
Expenses [Text Block]
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Barrow Hanley Credit Opportunities Fund (Institutional Shares)	$67	0.64%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	0.64%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
For the 12-month period ending September 30, 2025, the Institutional Class shares of the Barrow Hanley Credit Opportunities Fund (the “Fund”) returned 8.23%, outperforming the ICE BofA BB-B US High Yield Index (the “Index”), a market index with characteristics similar to those of the Fund, which returned 6.83%. This outperformance was driven by an overweight allocation to the Finance sector—the best-performing sector in the Index—as well as strong results from our holdings in Finance companies and Real Estate Investment Trusts (REITs), which exceeded those of their peers in the Index. Security selection within Industrials, particularly in Communications and Consumer Cyclicals, also contributed positively to performance. However, our underweight exposure to Transportation and security selection in Capital Goods detracted from results over the one-year period.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance; past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart show the change in value of a hypothetical $100,000 investment in Institutional Class shares of the Fund during the stated time period.
GROWTH OF $100,000

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 year	Since Inception
Barrow Hanley Credit Opportunities Fund (Institutional Shares/BCONX)	8.23%	7.13%
ICE BofA BB-B US High Yield Index	6.83%	6.28%
Bloomberg U.S. Aggregate Bond Index*	2.88%	2.13%
*	The broad-based index is provided in connection with regulatory requirements and includes market segments in which the Fund does not primarily invest.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.perpetual.com/funds/mutual-funds/ for the most recent performance information.
Net Assets	$ 108,579,981
Holdings Count | Holding	125
Advisory Fees Paid, Amount	$ 418,846
Investment Company Portfolio Turnover	34.25%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$108,579,981
Total number of portfolio holdings	125
Total advisory fees paid	$418,846
Portfolio turnover rate as of the end of the reporting period	34.25%

Holdings [Text Block]

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund, excluding short-term investments, represented as a percentage of the total net assets of the Fund.

TOP TEN HOLDINGS

Barrow Hanley Floating Rate Fund, 0.96%, 12/30/99	20.3%
Bread Financial Holdings, Inc., 8.38%, 06/15/35	2.0%
Mativ Holdings, Inc., 8.00%, 10/01/29	2.0%
Burford Capital Global Finance LLC, 9.25%, 07/01/31	2.0%
ILFC E-Capital Trust I, 6.27%, 12/21/65	1.9%
PROG Holdings, Inc., 6.00%, 11/15/29	1.8%
Howard Hughes (The) Corp., 4.38%, 02/01/31	1.7%
Global Partners L.P./GLP Finance Corp., 8.25%, 01/15/32	1.7%
MPT Operating Partnership L.P./MPT Finance Corp., 8.50%, 02/15/32	1.5%
Enviri Corp., 5.75%, 07/31/27	1.4%

ASSET TYPE ALLOCATION

Largest Holdings [Text Block]

TOP TEN HOLDINGS

Barrow Hanley Floating Rate Fund, 0.96%, 12/30/99	20.3%
Bread Financial Holdings, Inc., 8.38%, 06/15/35	2.0%
Mativ Holdings, Inc., 8.00%, 10/01/29	2.0%
Burford Capital Global Finance LLC, 9.25%, 07/01/31	2.0%
ILFC E-Capital Trust I, 6.27%, 12/21/65	1.9%
PROG Holdings, Inc., 6.00%, 11/15/29	1.8%
Howard Hughes (The) Corp., 4.38%, 02/01/31	1.7%
Global Partners L.P./GLP Finance Corp., 8.25%, 01/15/32	1.7%
MPT Operating Partnership L.P./MPT Finance Corp., 8.50%, 02/15/32	1.5%
Enviri Corp., 5.75%, 07/31/27	1.4%

C000249648 [Member]
Shareholder Report [Line Items]
Fund Name	Barrow Hanley Floating Rate Fund
Class Name	Institutional Shares
Trading Symbol	BFRNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Barrow Hanley Floating Rate Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at connect.rightprospectus.com/BarrowHanley. You can also request this information by contacting us at 866-260-9549 (toll free) or 312-557-5913.
Additional Information Phone Number	866-260-9549 (toll free) or 312-557-5913
Additional Information Website	connect.rightprospectus.com/BarrowHanley
Expenses [Text Block]
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Barrow Hanley Floating Rate Fund (Institutional Shares)	$61	0.59%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
For the 12-month period ending September 30, 2025, the Institutional Class shares of the Barrow Hanley Floating Rate Fund (the “Fund”) returned 7.55%, outperforming the S&P UBS Leveraged Loan Index (previously The Credit Suisse Leveraged Loan Index) (the “Index”), a market index with characteristics similar to those of the Fund, which returned 7.09%. The Fund’s relative performance was supported by strong security selection in the Aerospace and Chemicals sectors, both of which outperformed their respective subsectors in the Index, while holdings in Information Technology and Transportation also contributed positively. Conversely, exposure to Metals and Minerals detracted from results as those positions lagged their benchmark peers, and an underweight to the Telecommunications sector further weighed on performance, as the subsector delivered returns ahead of the Index.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance; past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart show the change in value of a hypothetical $100,000 investment in Institutional Class shares of the Fund during the stated time period.
GROWTH OF $100,000

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 year	Since Inception
Barrow Hanley Floating Rate Fund (Institutional Shares/BFRNX)	7.55%	7.97%
S&P UBS Leveraged Loan Index	7.09%	7.18%
Bloomberg U.S. Aggregate Bond Index*	2.88%	2.13%
*	The broad-based index is provided in connection with regulatory requirements and includes market segments in which the Fund does not primarily invest.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.perpetual.com/funds/mutual-funds/ for the most recent performance information.
Net Assets	$ 118,361,980
Holdings Count | Holding	201
Advisory Fees Paid, Amount	$ 386,962
Investment Company Portfolio Turnover	78.17%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$118,361,980
Total number of portfolio holdings	201
Total advisory fees paid	$386,962
Portfolio turnover rate as of the end of the reporting period	78.17%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, excluding short-term investments, represented as a percentage of the total net assets of the Fund.
TOP TEN HOLDINGS
BCPE Empire Holdings, Inc., Amendment No. 8 Incremental Term Loan, 7.41%, 12/11/30	1.7%
Magnite, Inc., Amendment No.2 Initial Term Loan, 7.16%, 02/06/31	1.4%
Russell Investments U.S. Institutional Holdco, Inc., 2027 Term Loan, 9.31%, 05/30/27	1.3%
Global IID Parent LLC, 2025 Refinancing Term B Loan, 8.51%, 12/16/28	1.3%
LifePoint Health, Inc., 2024-1 Refinancing Term Loan, 8.07%, 05/17/31	1.2%
Chemours (The) Co., Tranche B-3 US$ Term Loan, 7.16%, 08/18/28	1.3%
MH Sub I LLC, 2023 May Incremental Term Loan, 8.25%, 05/03/28	1.2%
MED ParentCo L.P., Tenth Amendment Refinancing Term Loan, 7.41%, 04/15/31	1.2%
TMS International Corp., Term B-7 Loan, 7.81%, 03/04/30	1.1%
Greystone Select Financial LLC, Initial Term Loan, 9.59%, 06/16/28	1.1%
ASSET TYPE ALLOCATION

Largest Holdings [Text Block]
TOP TEN HOLDINGS
BCPE Empire Holdings, Inc., Amendment No. 8 Incremental Term Loan, 7.41%, 12/11/30	1.7%
Magnite, Inc., Amendment No.2 Initial Term Loan, 7.16%, 02/06/31	1.4%
Russell Investments U.S. Institutional Holdco, Inc., 2027 Term Loan, 9.31%, 05/30/27	1.3%
Global IID Parent LLC, 2025 Refinancing Term B Loan, 8.51%, 12/16/28	1.3%
LifePoint Health, Inc., 2024-1 Refinancing Term Loan, 8.07%, 05/17/31	1.2%
Chemours (The) Co., Tranche B-3 US$ Term Loan, 7.16%, 08/18/28	1.3%
MH Sub I LLC, 2023 May Incremental Term Loan, 8.25%, 05/03/28	1.2%
MED ParentCo L.P., Tenth Amendment Refinancing Term Loan, 7.41%, 04/15/31	1.2%
TMS International Corp., Term B-7 Loan, 7.81%, 03/04/30	1.1%
Greystone Select Financial LLC, Initial Term Loan, 9.59%, 06/16/28	1.1%

C000249651 [Member]
Shareholder Report [Line Items]
Fund Name	Barrow Hanley US Value Opportunities Fund
Class Name	Institutional Shares
Trading Symbol	BVOIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Barrow Hanley US Value Opportunities Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at connect.rightprospectus.com/BarrowHanley. You can also request this information by contacting us at 866-260-9549 (toll free) or 312-557-5913.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	866-260-9549 (toll free) or 312-557-5913
Additional Information Website	connect.rightprospectus.com/BarrowHanley
Expenses [Text Block]
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Barrow Hanley US Value Opportunities Fund (Institutional Shares)	$73	0.70%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
For the 12-month period ending September 30, 2025, the Institutional Class shares of the Barrow Hanley US Value Opportunities Fund (the “Fund”) returned 9.73% outperforming the Russell 1000 Value Index (the “Index”), a market index with characteristics similar to those of the Fund, which returned 9.44%. Effective selection in the Industrials, Consumer Discretionary, Utilities, and Information Technology sectors contributed to performance while stock selection and allocation within the Financials and Real Estate sectors detracted from performance relative to the Index.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance; past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart show the change in value of a hypothetical $100,000 investment in Institutional Class shares of the Fund during the stated time period.
GROWTH OF $100,000

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 year	Since Inception
Barrow Hanley US Value Opportunities Fund (Institutional Shares/BVOIX)	9.73%	11.53%
Russell 1000 Value Index	9.44%	8.56%
Russell 1000 Index*	17.75%	14.12%
*	The broad-based index is provided in connection with regulatory requirements and includes market segments in which the Fund does not primarily invest.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Feb. 01, 2025
Updated Performance Information Location [Text Block]	Visit https://www.perpetual.com/funds/mutual-funds/ for the most recent performance information.
Net Assets	$ 107,425,387
Holdings Count | Holding	73
Advisory Fees Paid, Amount	$ 492,037
Investment Company Portfolio Turnover	50.95%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$107,425,387
Total number of portfolio holdings	73
Total advisory fees paid	$492,037
Portfolio turnover rate as of the end of the reporting period	50.95%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, excluding short-term investments, represented as a percentage of the total net assets of the Fund.

TOP TEN HOLDINGS

Alphabet, Inc. - Class C	2.9%
Berkshire Hathaway, Inc. - Class B	2.5%
Bank of America Corp.	2.4%
Carnival Corp.	2.3%
Exxon Mobil Corp.	2.3%
Everus Construction Group, Inc.	2.2%
Johnson Controls International PLC	2.0%
Wells Fargo & Co.	2.0%
Chevron Corp.	2.0%
Wynn Resorts Ltd.	1.9%

SECTOR ALLOCATION

GEOGRAPHICAL ALLOCATION

Largest Holdings [Text Block]

TOP TEN HOLDINGS

Alphabet, Inc. - Class C	2.9%
Berkshire Hathaway, Inc. - Class B	2.5%
Bank of America Corp.	2.4%
Carnival Corp.	2.3%
Exxon Mobil Corp.	2.3%
Everus Construction Group, Inc.	2.2%
Johnson Controls International PLC	2.0%
Wells Fargo & Co.	2.0%
Chevron Corp.	2.0%
Wynn Resorts Ltd.	1.9%

Material Fund Change [Text Block]
Material Fund Changes
Effective February 1, 2025, to comply with recent Securities and Exchange Commission rule amendments relating to a fund's name, the Fund modified its investment policy as follows:
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in securities issued by “value companies” located in the United States.
A more detailed explanation of how the Fund defines “value companies” can be found in the Fund's prospectus. In order to satisfy notice requirements related to an investment policy change, the Fund continued to comply with both its old and new investment policies concurrently through May 1, 2025, after which time only the new investment policy applied.
This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund's prospectus dated February 1, 2025, at connect.rightprospectus.com/BarrowHanley or upon request at 866-260-9549 (toll free) or 312-557-5913.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund's prospectus dated February 1, 2025, at connect.rightprospectus.com/BarrowHanley or upon request at 866-260-9549 (toll free) or 312-557-5913.

Updated Prospectus Phone Number	866-260-9549 (toll free) or 312-557-5913
Updated Prospectus Web Address	connect.rightprospectus.com/BarrowHanley
C000249656 [Member]
Shareholder Report [Line Items]
Fund Name	Barrow Hanley Emerging Markets Value Fund
Class Name	Institutional Shares
Trading Symbol	BEMVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Barrow Hanley Emerging Markets Value Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at connect.rightprospectus.com/BarrowHanley. You can also request this information by contacting us at 866-260-9549 (toll free) or 312-557-5913.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	866-260-9549 (toll free) or 312-557-5913
Additional Information Website	connect.rightprospectus.com/BarrowHanley
Expenses [Text Block]
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Barrow Hanley Emerging Markets Value Fund (Institutional Shares)	$108	0.98%

Expenses Paid, Amount	$ 108
Expense Ratio, Percent	0.98%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
For the 12-month period ending September 30, 2025, the Institutional Class shares of the Barrow Hanley Emerging Markets Value Fund (the “Fund”) returned 20.55% outperforming the MSCI Emerging Markets Value Index (the “Index”), a market index with characteristics similar to those of the Fund, which returned 13.30%. Effective selection in the Materials, Information Technology, Industrials, Utilities, and Health Care sectors contributed to the Fund’s performance while stock selection and allocation within the Consumer sector detracted from performance relative to the Index. Stock selection within the Communication Services sector was also challenging.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance; past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart show the change in value of a hypothetical $100,000 investment in Institutional Class shares of the Fund during the stated time period.
GROWTH OF $100,000

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 year	Since Inception
Barrow Hanley Emerging Markets Value Fund (Institutional Shares/BEMVX)	20.55%	7.99%
MSCI Emerging Markets Value Index	13.30%	6.47%
MSCI Emerging Markets Index*	17.32%	5.38%
*	The broad-based index is provided in connection with regulatory requirements and includes market segments in which the Fund does not primarily invest.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Feb. 01, 2025
Updated Performance Information Location [Text Block]	Visit https://www.perpetual.com/funds/mutual-funds/ for the most recent performance information.
Net Assets	$ 3,485,733
Holdings Count | Holding	63
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	42.77%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$3,485,733
Total number of portfolio holdings	63
Total advisory fees paid	$0 - Due to Fee Waivers
Portfolio turnover rate as of the end of the reporting period	42.77%

Holdings [Text Block]

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund, excluding short-term investments, represented as a percentage of the total net assets of the Fund.

TOP TEN HOLDINGS

SK Hynix, Inc.	5.1%
Samsung Electro-Mechanics Co. Ltd.	3.9%
MediaTek, Inc.	3.4%
Bizlink Holding, Inc.	3.1%
Gold Fields Ltd.	2.4%
Ping An Insurance Group Co. of China Ltd. - Class H	2.2%
Baidu, Inc. - Class A	2.2%
Globalwafers Co. Ltd.	2.1%
Sibanye Stillwater Ltd.	2.1%
JD.com, Inc. - Class A	2.0%

SECTOR ALLOCATION

GEOGRAPHICAL ALLOCATION

Largest Holdings [Text Block]

TOP TEN HOLDINGS

SK Hynix, Inc.	5.1%
Samsung Electro-Mechanics Co. Ltd.	3.9%
MediaTek, Inc.	3.4%
Bizlink Holding, Inc.	3.1%
Gold Fields Ltd.	2.4%
Ping An Insurance Group Co. of China Ltd. - Class H	2.2%
Baidu, Inc. - Class A	2.2%
Globalwafers Co. Ltd.	2.1%
Sibanye Stillwater Ltd.	2.1%
JD.com, Inc. - Class A	2.0%

Material Fund Change [Text Block]
Material Fund Changes
Effective February 1, 2025, to comply with recent Securities and Exchange Commission rule amendments relating to a fund's name, the Fund modified its investment policy as follows:
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in securities of “value companies” located in emerging market countries and instruments with economic characteristics similar to such securities.
A more detailed explanation of how the Fund defines “value companies” and “emerging market countries” can be found in the Fund's prospectus. In order to satisfy notice requirements related to an investment policy change, the Fund continued to comply with both its old and new investment policies concurrently through May 1, 2025, after which time only the new investment policy applied.
This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund's prospectus dated February 1, 2025, at connect.rightprospectus.com/BarrowHanley or upon request at 866-260-9549 (toll free) or 312-557-5913.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund's prospectus dated February 1, 2025, at connect.rightprospectus.com/BarrowHanley or upon request at 866-260-9549 (toll free) or 312-557-5913.

Updated Prospectus Phone Number	866-260-9549 (toll free) or 312-557-5913
Updated Prospectus Web Address	connect.rightprospectus.com/BarrowHanley
C000249661 [Member]
Shareholder Report [Line Items]
Fund Name	Barrow Hanley International Value Fund
Class Name	Institutional Shares
Trading Symbol	BNIVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Barrow Hanley International Value Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at connect.rightprospectus.com/BarrowHanley. You can also request this information by contacting us at 866-260-9549 (toll free) or 312-557-5913.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	866-260-9549 (toll free) or 312-557-5913
Additional Information Website	connect.rightprospectus.com/BarrowHanley
Expenses [Text Block]
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Barrow Hanley International Value Fund (Institutional Shares)	$100	0.92%

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	0.92%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
For the 12-month period ending September 30, 2025, the Institutional Class shares of the Barrow Hanley International Value Fund (the “Fund”) returned 16.89% underperforming the MSCI EAFE Value Index (the “Index”), a market index with characteristics similar to those of the Fund, which returned 22.53%. Effective selection in the Industrials, Energy, and Utilities sectors contributed to performance relative to the Index. Stock selection within the Financials, Consumer Discretionary, and Communication Services sectors detracted from performance relative to the Index. Stock selection within Health Care and Materials was also challenging.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance; past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart show the change in value of a hypothetical $100,000 investment in Institutional Class shares of the Fund during the stated time period.
GROWTH OF $100,000

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 year	Since Inception
Barrow Hanley International Value Fund (Institutional Shares/BNIVX)	16.89%	9.73%
MSCI EAFE Value Index	22.53%	12.66%
MSCI EAFE Index*	14.99%	7.53%
*	The broad-based index is provided in connection with regulatory requirements and includes market segments in which the Fund does not primarily invest.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Feb. 01, 2025
Updated Performance Information Location [Text Block]	Visit https://www.perpetual.com/funds/mutual-funds/ for the most recent performance information.
Net Assets	$ 14,790,054
Holdings Count | Holding	64
Advisory Fees Paid, Amount	$ 82,473
Investment Company Portfolio Turnover	41.08%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$14,790,054
Total number of portfolio holdings	64
Total advisory fees paid	$82,473
Portfolio turnover rate as of the end of the reporting period	41.08%

Holdings [Text Block]

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund, excluding short-term investments, represented as a percentage of the total net assets of the Fund.

TOP TEN HOLDINGS

Standard Chartered PLC	2.5%
Julius Baer Group Ltd.	2.5%
BNP Paribas S.A.	2.2%
Boliden AB	2.1%
Nordea Bank Abp	2.1%
Bank of Nova Scotia (The)	2.1%
SCOR S.E.	2.0%
ANZ Group Holdings Ltd.	2.0%
Grupo Financiero Banorte S.A.B. de C.V., Series O	2.0%
Snam S.p.A.	2.0%

SECTOR ALLOCATION

GEOGRAPHICAL ALLOCATION

Largest Holdings [Text Block]

TOP TEN HOLDINGS

Standard Chartered PLC	2.5%
Julius Baer Group Ltd.	2.5%
BNP Paribas S.A.	2.2%
Boliden AB	2.1%
Nordea Bank Abp	2.1%
Bank of Nova Scotia (The)	2.1%
SCOR S.E.	2.0%
ANZ Group Holdings Ltd.	2.0%
Grupo Financiero Banorte S.A.B. de C.V., Series O	2.0%
Snam S.p.A.	2.0%

Material Fund Change [Text Block]
Material Fund Changes
Effective February 1, 2025, in connection with recent Securities and Exchange Commission rule amendments relating to a fund's name, the Fund adopted a new investment policy as follows:
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in securities of “value companies”.
A more detailed explanation of how the Fund defines “value companies” can be found in the Fund's prospectus.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund's prospectus dated February 1, 2025, at connect.rightprospectus.com/BarrowHanley or upon request at 866-260-9549 (toll free) or 312-557-5913.

Updated Prospectus Phone Number	866-260-9549 (toll free) or 312-557-5913
Updated Prospectus Web Address	connect.rightprospectus.com/BarrowHanley
C000249810 [Member]
Shareholder Report [Line Items]
Fund Name	TSW Core Plus Bond Fund
Class Name	Institutional Shares
Trading Symbol	TSWFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the TSW Core Plus Bond Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at connect.rightprospectus.com/JOHCM/. You can also request this information by contacting us at 866-260-9549 (toll free) or 312-557-5913.
Additional Information Phone Number	866-260-9549 (toll free) or 312-557-5913
Additional Information Website	connect.rightprospectus.com/JOHCM/
Expenses [Text Block]
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
TSW Core Plus Bond Fund (Institutional Shares)	$51	0.50%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
For the 12-month period ending September 30, 2025, Institutional Class shares of Fund returned 2.87%, net of fees.  The Fund was essentially flat with its benchmark, the Bloomberg U.S. Aggregate Bond Index, which returned 2.88% during the period. The Fund’s performance was aided by an overweight position to corporates, relative to the benchmark as high-yield and investment grade corporate bonds were amongst the best performing fixed income asset classes during the reporting period.
TOP PERFORMANCE CONTRIBUTORS
Bath & Body Works, Inc. 6.88%, 11/01/35 | Debt securities of the personal care product retailer were a notable outperformer during the reporting period.  The company’s credit profile has been aided by excellent liquidity and reasonable financial policies offsetting concerns surrounding tariffs and rising input and labor costs.
PBF Holding Co. LLC/PBF Finance Corp.  9.88%, 03/15/30 | PBF Energy, an independent petroleum refiner and supplier, outperformed for the reporting period. Despite choppy fundamentals, the security benefitted from a shift in financial policy to focus on strengthening the balance sheet and a reduction in share repurchases.
TOP PERFORMANCE DETRACTORS
Saks Global Enterprises LLC 11.00%, 12/15/29 | Saks Global, a luxury retailer, underperformed as the company has struggled with falling sales and depressed earnings.  The position was largely eliminated early in the reporting period after it was determined that asset values would unlikely cover the company’s debt.
Ford Motor Credit Co. LLC 6.13%, 03/0834 | Ford Motor Company, a leading global automotive manufacturer, was a notable laggard during the reporting period.  Security prices weakened materially after the company warned that profits were likely to fall due to lower vehicle prices, costly new model launches  and uncertainty around tariffs.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance; past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart show the change in value of a hypothetical $100,000 investment in Institutional Class shares of the Fund during the stated time period.
GROWTH OF $100,000

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 year	Since Inception
TSW Core Plus Bond Fund (Institutional Shares/TSWFX)	2.87%	5.89%
Bloomberg U.S. Aggregate Bond Index	2.88%	6.09%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.perpetual.com/us-mutual-funds/ for the most recent performance information.
Net Assets	$ 75,717,110
Holdings Count | Holding	130
Advisory Fees Paid, Amount	$ 69,659
Investment Company Portfolio Turnover	25.15%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$75,717,110
Total number of portfolio holdings	130
Total advisory fees paid	$69,659
Portfolio turnover rate as of the end of the reporting period	25.15%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, excluding short-term investments, represented as a percentage of the total net assets of the Fund.
TOP TEN HOLDINGS
U.S. Treasury Notes, 3.88%, 08/15/34	4.2%
Fannie Mae Pool #MA5313, 5.50%, 03/01/44	3.5%
U.S. Treasury Notes, 4.13%, 11/15/32	3.5%
U.S. Treasury Notes, 4.00%, 03/31/30	3.4%
U.S. Treasury Bonds, 4.13%, 08/15/44	2.9%
Fannie Mae Pool #MA5498, 6.00%, 10/01/54	2.4%
U.S. Treasury Notes, 4.13%, 10/31/31	2.2%
Freddie Mac Pool #SD8233, 5.00%, 07/01/52	2.0%
MPLX L.P., 5.40%, 04/01/35	1.7%
U.S. Treasury Notes, 4.38%, 11/30/30	1.4%
ASSET TYPE ALLOCATION

Largest Holdings [Text Block]
TOP TEN HOLDINGS
U.S. Treasury Notes, 3.88%, 08/15/34	4.2%
Fannie Mae Pool #MA5313, 5.50%, 03/01/44	3.5%
U.S. Treasury Notes, 4.13%, 11/15/32	3.5%
U.S. Treasury Notes, 4.00%, 03/31/30	3.4%
U.S. Treasury Bonds, 4.13%, 08/15/44	2.9%
Fannie Mae Pool #MA5498, 6.00%, 10/01/54	2.4%
U.S. Treasury Notes, 4.13%, 10/31/31	2.2%
Freddie Mac Pool #SD8233, 5.00%, 07/01/52	2.0%
MPLX L.P., 5.40%, 04/01/35	1.7%
U.S. Treasury Notes, 4.38%, 11/30/30	1.4%